Unique ID	loan id	LoanID	Seller Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test	Disposition
14620382	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
14620378	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Investment	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Miscellaneous - Credit Exception:	HUD Document Error : additional homeowners insurance escrow incorrectly labeled as Mortgage insurance										2	B	B	B	B	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-
14620377	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Investment	Refinance Cash-out - Other		1	A	A	A	A																	1	A	A	A	A							-
14620336	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.~[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.						-
14620369	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Debt Consolidation		3	D	D	D	D																	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.~[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.~[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.~[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																												Yes	TR HUD Deficiency
14620372	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.~[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.~[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.~[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.~[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.					-
14620329	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Investment	Refinance Cash-out - Debt Consolidation		1	A	A	A	A																	1	A	A	A	A							-
14620371	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Investment	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.~[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
14620373	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term		3	D	D	D	D						[3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.~[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.~[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.~[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.~[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.~[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.~[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.~[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.~[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.~[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.~[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.~[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.~[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.~[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.~[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).~[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest payment on the Final TIL does not match the maximum interest payment that may apply during the first five (5) years of the loan.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" principal payment on the Final TIL does not match the maximum principal payment that may apply during the first five (5) years of the loan.

SELLER - GENERAL COMMENT (2023/XX/18): Final HUD-1 was not stamped or signed, however it did have a cover letter that confirmed that the enclosed Final HUD is the certified copy which is likely how that Escrow operated vs the stamp/signature.~REVIEWER - GENERAL COMMENT (2023/XX/18): The cover letter mentioned does not meet the requirements of a Final HUD-1. How a particular escrow company may or may not have operated in accordance with state standards is outside the scope of XXXs review. A signed final HUD-1 has not been provided. Exception remains.

GENERAL COMMENT (2023/XX/18): Final HUD-1 was not stamped or signed, however it did have a cover letter that confirmed that the enclosed Final HUD is the certified copy which is likely how that Escrow operated vs the stamp/signature.
																																												Yes	TR HUD Deficiency
14620332	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.~[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.						-
14620331	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.~[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.~[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.~[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.~[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.~[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.~[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.~[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.~[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.~[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.~[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the escrow payment that may apply during the first rate adjustment of the loan.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): The "First Adjustment" total payment amount (PITI) on the Final TIL does not match the total payment amount that may apply during the first rate adjustment of the loan.
																																													-
14620370	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.~[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.~[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.~[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.~[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.~[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.~[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.~[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.~[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.~[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.~[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.~[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.~[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest payment on the Final TIL does not match the maximum interest payment that may apply during the first five (5) years of the loan.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" principal payment on the Final TIL does not match the maximum principal payment that may apply during the first five (5) years of the loan.
																																													-
14620330	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.~[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.~[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.~[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.~[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.~[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.~[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.~[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.~[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.~[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																													-
14620333	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Valuation:	Appraisal not provided.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.~[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.~[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.~[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.~[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																													-
14620376	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA (2010) - Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.						-
14620350	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2016)~[2] Application / Processing - Missing Document: Missing Lender's Initial 1003~[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2016). (Final/05/XX/2016)~[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2016)~[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7729)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7726)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77190)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77185)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Signing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77184)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77173)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77169)

Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower's receipt of the appraisal was not provided.~Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a fully executed Initial 1003~Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge is under disclosed by $XXX. Unable to determine cause of under disclosure due to missing final fully executed itemization of amount financed.~Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.~Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Signing Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																													-
14620368	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Non QM	1	A	A	A	A						[3] Appraisal Documentation - Missing Document: Appraisal not provided~[2] General - Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: 12/XX/2020	Per the Non-Agency 1/XX/2020 guidelines, the use of drive-by appraisals in lieu of full appraisals was currently suspended. Loan file only contains a 2055 drive by appraisal. Please provide full interior and exterior appraisal report.~Loans with an application date on or after 10/XX/2020 using a LIBOR Index are not Agency Salable										1	A	A	A	A							-
14620353	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016)~[2] Application / Processing - Missing Document: Missing Lender's Initial 1003~[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 07/XX/2016 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/07/XX/2016)~[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 07/XX/2016 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/07/XX/2016)~[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/07/XX/2016)

Federal Compliance - CHARM Booklet Disclosure Status: Missing Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower in loan file~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation~Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is missing the signed and dated initial application.~Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Adjustable Payment Table: Final Closing Disclosure provided on 07/XX/2016 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan~Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Loan Terms: Final Closing Disclosure provided on 07/XX/2016 with an increasoan Terms: Final Closing Disclosure provided on 07/XX/2016 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. ing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.~Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Final Closing Disclosure provided on 07/XX/2016 incorrectly disclosed whether the loan will have an escrow account or not need to checkbox.
																																									REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial application.				-
14620394	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: XXX~Disaster Declaration Date: 04/XX/2023~[3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only~[3] Income Documentation - Income documentation requirements not met.~[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2013	File is missing a VVOE dated within 10 business days prior to the note date for the borrower's employment.~Verification of the Borrowers employment dated within 10 business days prior to closing was not provided in the loan file.~Verification of the Borrowers employment dated within 10 business days prior to closing was not provided in the loan file.	BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage at property~REVIEWER - GENERAL COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage.									2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2016)~[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of delivery, transmittal or receipt of the Appraisal by the Borrower at least 3 Business days prior to Closing was not provided in the loan file.	REVIEWER - CURED COMMENT (2023/XX/24): Sufficient Cure Provided At Closing				-
14620418	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Non QM	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement was not provided.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.~[3] Federal Compliance - Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXX XXX/Commission)~[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2020)~[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.~[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2020). (Final/07/XX/2020)~[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2020)

Federal Compliance - Check Loan Designation Match - QM: File is missing two years consecutive signed tax returns or tax transcripts, causing the loan to waterfall through the QM testing.~Federal Compliance - Commission Tax Documentation: File is missing two years consecutive signed tax returns or tax transcripts, causing the loan to waterfall through the QM testing.~Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of borrower's receipt of the Appraisal at least 3 business days prior to closing was not provided.~Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial Escrow Account Disclosure was not provided.~Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed finance charges are $XXX. Calculated finance charges are $XXX. There is a variance of $XXX.~Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Earlier receipt not provided.
																																													TILA ATR/QM
14620337	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX~[3] Application / Processing - Missing Document: Fraud Report not provided~[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX~[3] Credit Documentation - No evidence of fraud report in file	2 months bank statement is required to verify the assets.~Fraud report is not available in the file, we have the copy but only first page only. The rest of the other pages are missing.~Fraud report is not available in the file.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2015)~[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.~[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.~Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.~Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
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14620380	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B						[3] Application / Processing - Missing Document: AUS not provided	Missing AUS used at origination.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2015)~[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 was dated but not signed by the loan originator.	REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial application.				-
14620381	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	C	C	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met~[3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2015~[3] Application / Processing - Missing Document: AUS not provided	Missing AUS~File does not contain documentation from lender/seller confirming the condo is warrantable. information verified.	REVIEWER - GENERAL COMMENT (2023/XX/26): Missing AUS.									3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.~[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2015)~[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 06/XX/2015 Changed Circumstance not provided for GFE dated 06/XX/2015 from GFE dated 06/XX/2015~[2] Application / Processing - Missing Document: Missing Lender's Initial 1003~[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

Federal Compliance - Check Loan Designation Match - QM: Due to missing AUS.~Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.~Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Change of Circumstance document is not available in file.~Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: List of settlement service providers issued on 09/XX/2015. Initial GFE issued date 08/XX/2015.
																																													TILA ATR/QM
14620379	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Investment	Refinance Rate/Term	N/A	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance Coverage Amount is insufficient.										2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial singed and dated 1003 is missing.	REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial application.				-
14620401	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	ATR Risk	3	C	C	C	C						[3] Asset Documentation - Asset documentation requirements not met.~[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX	The guidelines require 2 months statements for asset verification and the noted account only have one month statement in the file.~E-signed consent agreement is not provided~The guidelines require 2 months statements for asset verification and the noted account only have one month statement in the file.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~REVIEWER - GENERAL COMMENT (2023/XX/21): No new documents provided - finding remains open.~SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~REVIEWER - GENERAL COMMENT (2023/XX/27): Additional consecutive statements not provided.~SELLER - GENERAL COMMENT (2023/XX/18): Note dated: 12/XX/2016; XXX dated 08/XX/2016-09/XX/2016 & 11/01-11/XX/2016. XXX dated 08/XX/2016-09/XX/2016. - documents expired 12/XX/2016 as note was dated 12/XX/2016.~REVIEWER - GENERAL COMMENT (2023/XX/21): XXX stmts are not two full monthly statements as the Aug stmt is only from 8/XX to 8/XX - only have approx 1.5 months verified and the issue is the same with the most recent XXX statements - they do not constitute a full two months.  Finding remains open.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error~REVIEWER - GENERAL COMMENT (2023/XX/25): No supporting trailing documentation was provided to clear this exception. Exception remains.
																																		3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.~[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.~[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2016)~[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.~[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.~[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2017). (Final/12/XX/2016)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for XXX.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (XXX)

Federal Compliance - Check Loan Designation Match - ATR Risk: Restated loan designation at client request to Non QM.~Federal Compliance - General Ability To Repay Provision Investor Guidelines: The guidelines require 2 months statements for asset verification and the noted account only have one month statement in the file, causing the loan to waterfall through the QM Testing.~Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Failure due to missing income and asset documentation.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower's receipt of the appraisal was not provided.~Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The file was missing a copy of the Homeownership Counseling disclosure~Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: The file was missing a copy of Initial Escrow account statement~Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge is under disclosed by $XXX. Unable to determine cause for under disclosure due to missing final fully executed itemization of amount financed.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: XXX was not disclosed on Loan Estimate. File does not contain a valid COC for this fee or tolerance cure.

SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~REVIEWER - GENERAL COMMENT (2023/XX/21): No new documents provided - finding remains open.~SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~REVIEWER - GENERAL COMMENT (2023/XX/27): Loan was submitted with a safe harbor QM loan designation. Per Safe Harbor QM requirements, a year to date P&L/Balance sheet for XXX, the most recent 2 years 1120's for XXX  and a year to date P&L for XXX would be required. In addition, per the K1's, the borrower's are over 25% owners of all entities. In addition, missing additional consecutive bank statements for XXX and XXX. Condition remains.~SELLER - GENERAL COMMENT (2023/XX/18): Agree~REVIEWER - GENERAL COMMENT (2023/XX/21): Rebuttal comment indicates client agrees with finding. Finding remains open.~SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~REVIEWER - GENERAL COMMENT (2023/XX/27): Loan was submitted with a safe harbor QM loan designation. Per Safe Harbor QM requirements, a year to date P&L/Balance sheet for XXX, the most recent 2 years 1120's for XXX  and a year to date P&L for XXX would be required. In addition, per the K1's, the borrower's are over 25% owners of all entities. In addition, missing additional consecutive bank statements for XXX and XXX. Condition remains.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~~GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~~GENERAL COMMENT (2023/XX/18): Agree~~GENERAL COMMENT (2023/XX/18): Note dated: 12/XX/2016; XXX dated 08/XX/2016-09/XX/2016 & 11/01-11/XX/2016. XXX dated 08/XX/2016-09/XX/2016. - documents expired 12/XX/2016 as note was dated 12/XX/2016.~~GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~~GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~~GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~~GENERAL COMMENT (2023/XX/25): Agree with error
																																													TILA ATR/QM
14620365	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.~[3] Income Documentation - REO Documents are missing.: Address: XXX Insurance Verification	Based on current coverage documented in the file, insurance coverage is insufficient by $XXX. The loan file does not contain a Replacement Cost Estimate for further review.~Insurance verification is required and there is no documentation in the file.										2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - ARM Disclosure Status Test: The ARM Disclosure in file is not signed or dated by the borrowers - unable to test for timing requirements.~Federal Compliance - CHARM Booklet Disclosure Status: No evidence in file the Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, was provided to the borrower.	REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.				-
14620410	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.~[3] Income Documentation - REO Documents are missing.: Address: XXX Statement	There is an insurance coverage shortfall in the amount of $XXX.~Current mortgage statement is missing,										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.~[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.~[2] Application / Processing - Missing Document: Missing Lender's Initial 1003~[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.~[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2017).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/10/XX/2017)~[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (XXX)

Federal Compliance - ARM Disclosure Timing Test: The ARM Disclosure did not contain a date and the Application Receipt Confirmation indicated it was not provided until 9/XX/2017.~Federal Compliance - CHARM Booklet Disclosure Timing: The Application Receipt Confirmation indicates it was not provided until 9/XX/2017.~Application / Processing - Missing Document: Missing Lender's Initial 1003: An initial signed and dated loan application was not found.~Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure with the list of counselors is missing.~Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of Payments disclosed on Final Closing Disclosure as $XXX. Calculated payments are $XXX for an over disclosed amount of $XXX.
																																									REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial application.~REVIEWER - CURED COMMENT (2023/XX/25): Sufficient Cure Provided within 60 Days of Closing				-
14620414	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Non QM	3	C	C	C	C						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 4.01 is less than Guideline PITIA months reserves of 18.00.~[3] General - Missing Document: Explanation Letter not provided	Missing 18 months of reserves due to loan amount. Only 4.01 months provided.~Letter of explanation is required for employment Gap										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.~[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12401490)~[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 04/XX/2018 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation

Federal Compliance - Check Loan Designation Match - QM: The Co-Borrowers previous employment verification is missing from the loan file to provide evidence of two year income.~Federal Compliance - QM Employment History: The Gap in Employment for the Co-Borrwer is missing from the loan file.~Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: The Initial Closing Disclosure with evidence the Borrowers received at least three days prior to closing is missing from the loan file.
																																													TILA ATR/QM
14620388	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Non QM	3	C	C	C	C
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.~[3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2019~[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 8.89 is less than Guideline PITIA months reserves of 9.00.~[3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only~[3] General - Missing Document: Cancelled Check(s) not provided~[3] General - Missing Document: Donor Check not provided~[3] Application / Processing - Missing Document: HOA Questionnaire not provided~[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2016
																								Missing the source of the earnest money and gift funds to include into the funds to close.~Missing the HOA questionnaire.~Missing the source of the earnest money and gift funds to include into the funds to close.~Missing within 10 days from closing.~Missing the source of the earnest money deposit of $XXX.~Missing the donor withdrawal and borrower receipt of the gift funds of $XXXK.~Missing HOA questionnaire~Verification(s) of employment is not within 10 business days of the Note.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.~[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus)~[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus)~[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.~[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.~[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2019)

Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM due to the loan not salable.~Federal Compliance - Overtime Bonus 2Yr Calc: Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) due to the loan not being salable and is testing against the standard Appendix Q guidelines.~Federal Compliance - Overtime Bonus Method of Calculation: Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) due to the loan not being salable and is testing against the standard Appendix Q guidelines.~Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.~Federal Compliance - CHARM Booklet Disclosure Timing: Missing the initial ARM disclosure with acknowledgement of the CHARM booklet receipt.~Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): The loan estimate, with this verbiage included, is dated 5/XX/19. Application date is 5/XX/19.
																																									REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.				TILA ATR/QM
14620386	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] Application / Processing - Missing Document: Missing Final 1003	The file was missing documentation verifying the borrower's consent to receive electronic documentation.~File is missing Final 1003 in loan file										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019)~[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12401503)
																																								Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Confirmation of the appraisal sent to the borrower not provided.~Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: File is missing VVOE for XXX.	REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.		Borrower has been employed in the same industry for more than 5 years.~~Borrower has verified disposable income of at least $XXX.~~Borrower has worked in the same position for more than 3 years.~~Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.~~The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.~~The representative FICO score exceeds the guideline minimum by at least 40 points.		-
14620375	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Safe Harbor QM	2	B	B	B	B
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met~[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of 38.35832% exceeds Guideline housing ratio of 33.00000%.~[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX.~[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
																								The occupant borrower's debt ratio cannot be more than 50% when excluding the non-occupant income and expenses. The non-occupant's monthly income is $XXX and the expenses are $XXX. The debt ratio of 58.86% exceeds the guideline maximum.~Subject housing expense and non-occupant housing expense result in a total housing ratio of 38.358%, which exceeds the 33% housing ratio maximum.~The maximum loan amount with a non-occupant co-borrower is $XXX. The note amount of $XXX exceeds this amount by $XXX.~There is a hazard insurance coverage shortfall of $XXX.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2015)~[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2015)~[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 07/XX/2015 Changed Circumstance not provided for GFE dated 07/XX/2015 from GFE dated 06/XX/2015~[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
																																								Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable-Rate Mortgages, CHARM Booklet, not provided to the borrower.~Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: HUD Settlement Cost booklet is missing in file.~Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: The disclosure list the effective date of the maximum payment instead of the maximum interest rate.					-
14620396	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	The file is missing a copy of the E-Sign Consent Agreement~The file was missing a copy of the Note - Subordinate Lien										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016)~[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 08/XX/2016 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/08/XX/2016)~[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. ~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. ~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. ~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of the borrower receipt of the appraisal was missing from the file.~Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final Closing Disclosure provided on 08/XX/2016 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS in the document~Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Endorsement Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Wire/Funding/Disclosure Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - SubEscrow Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Loan Tie-In Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made
																																													-
14620402	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Income Documentation - REO Documents are missing.: Address: XXX Insurance Verification								[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XXX	Appraiser's license was not active at the time of the appraisal. Require previews details		2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-
14620341	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	ATR Fail	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] Income Documentation - Income Docs Missing:	E-Sign Consent Agreement was not provided.~File is missing YTD Balance Sheet, Third Party Verification, and Business Tax Return Extensions for Self Employment Businesses.	SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~REVIEWER - GENERAL COMMENT (2023/XX/22): Unable to clear due to excessive DTI and missing income documentation as required per Safe harbor~SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.									3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.~[3] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)~[3] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)~[3] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 45.30% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)~[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.~[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2019)~[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).~[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/Partnership)~[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/Partnership)~[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2019). (Final/06/XX/2019)

Federal Compliance - Check Loan Designation Match - ATR: Client elects to restate loan designation to Non QM.~Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: File is missing YTD Balance Sheet, Third Party Verification, and Business Tax Return Extension.~Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: File is missing YTD Balance Sheet, Third Party Verification, and Business Tax Return Extension.~Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Failure is due to the Qualification Method of using the Note rate for the 7 year arm which is non compliant with Safe Harbor QM requirements. The proper qualifying method is Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment which is causing the excessive debt ratio.~Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.~Federal Compliance - CHARM Booklet Disclosure Timing: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.~Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Failure is due to the Qualification Method of using the Note rate for the 7 year arm which is non compliant with Safe Harbor QM requirements.~Federal Compliance - Self-Employed Tax Return Recency - ATR: Business Tax Return Extension was not provided.~Federal Compliance - Self-Employed Tax Return Recency - ATR: Business Tax Return Extension was not provided.~Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge is under disclosed by $XXX. Unable to determine the cause for the under disclosure due to missing the final signed/dated itemization of amount financed.

SELLER - GENERAL COMMENT (2023/XX/18): Provided in file 2017 and 2018 1065s, as well as ytd P&L (loan closed in 06/2019). Due to partnership not being an actual business but a partneship for an investment property, third party verification is not required. Loan meets ability to repay.~REVIEWER - GENERAL COMMENT (2023/XX/22): Unable to clear due to excessive DTI and missing income documentation as required per Safe harbor~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error~REVIEWER - GENERAL COMMENT (2023/XX/25): No supporting trailing documentation was provided to clear this exception. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): Provided in file 2017 and 2018 1065s, as well as ytd P&L (loan closed in 06/2019). Due to partnership not being an actual business but a partneship for an investment property, third party verification is not required. Loan meets ability to repay.~REVIEWER - GENERAL COMMENT (2023/XX/22): Unable to clear due to excessive DTI and missing income documentation as required per Safe harbor~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error~REVIEWER - GENERAL COMMENT (2023/XX/25): No supporting trailing documentation was provided to clear this exception. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): Borrower self employed- for the qual payment one, if it was a full am ARM and at least 7 years fixed, then it is ok for QM to qualify at note rate.~REVIEWER - GENERAL COMMENT (2023/XX/22): Qualification method used meets lender guides, however based on Safe Harbor qualification requirements, the DTI exceeds the maximum as indicated in the guides.~SELLER - GENERAL COMMENT (2023/XX/25): Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.

GENERAL COMMENT (2023/XX/18): Borrower self employed- for the qual payment one, if it was a full am ARM and at least 7 years fixed, then it is ok for QM to qualify at note rate.~~GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~~GENERAL COMMENT (2023/XX/18): Provided in file 2017 and 2018 1065s, as well as ytd P&L (loan closed in 06/2019). Due to partnership not being an actual business but a partneship for an investment property, third party verification is not required. Loan meets ability to repay.~~GENERAL COMMENT (2023/XX/18): Provided in file 2017 and 2018 1065s, as well as ytd P&L (loan closed in 06/2019). Due to partnership not being an actual business but a partneship for an investment property, third party verification is not required. Loan meets ability to repay.~~GENERAL COMMENT (2023/XX/25): Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters.~~GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~~GENERAL COMMENT (2023/XX/25): Agree with error~~GENERAL COMMENT (2023/XX/25): Agree with error
																																													TILA ATR/QM
14620366	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Safe Harbor QM	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											3	C	C	C	C
[3] Federal Compliance - Federal LO Compensation Dual Compensation Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

Federal Compliance - Federal LO Compensation Dual Compensation Dodd Frank Test: Final Closing Disclosure is showing two Origination Fees, one is paid by Borrower to Lender and one is paid by Lender to Broker.~Federal Compliance - CHARM Booklet Disclosure Status: Missing in file CHARM Booklet.

REVIEWER - GENERAL COMMENT (2023/XX/03): Closing Disclosure's in file show Broker Credit Report paid to Broker. There is no invoice in file showing this payment by the borrower was actually to a third party. Condition remains.
																																													TILA SOL Expired
14620340	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Non QM	3	C	C	C	C						[3] Application / Processing - Missing Document: Fraud Report not provided	The file was missing a copy of the required fraud report including all interested parties to the transaction.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.~[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX/Schedule C)~[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)~[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.~[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/10/XX/2018)~[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/10/XX/2018)

Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to the missing Balance Sheet to complete income documentation requirements.~Federal Compliance - Sole Proprietorship Income Documentation Test: The loan file is missing a Balance Sheet for the borrower's Schedule C business.~Federal Compliance - ARM Disclosure Timing Test: ARM Disclosure is not signed or dated by the customer - unable to determine if it met timing requirements.~Federal Compliance - CHARM Booklet Disclosure Status: Provide evidence that Borrower was provided a copy of the Consumer Handbook on Adjustable Rate Mortgages within 3 business days of application date.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No documentation in the loan file to evidence the appraisal was delivered to the borrower.~Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial Escrow Account Statement is missing from the loan file.~Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: Final Closing Disclosure provided on 10/XX/2018 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. The Escrow payment on page two included a secondary home owners insurance coverage. The coverage was included as "other" escrows on page one of Final Closing Disclosure and captured as Insurance impounds on page two.
																																													TILA ATR/QM
14620355	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2016~[3] General - Missing Document: Condo/PUD Warranty not provided	E-sign Consent Agreement is missing~Condo Questionnaire is not in file.~Condo Questionnaire is not in file.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/XXX)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. ~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. ~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. ~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.

Federal Compliance - ARM Disclosure Timing Test: ARM Disclosure Timing Test not provided whitin three days of application date.~Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure Status missing in the file.~Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Dates of the co-borrower's prior employment were not confirmed to validate a full 2 yr employment history.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a valid change of circumstance. Cure was not provided at closing.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a valid change of circumstance. Cure was not provided at closing.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a valid change of circumstance. Cure was not provided at closing.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a valid change of circumstance. Cure was not provided at closing.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a valid change of circumstance. Cure was not provided at closing.
																																									REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.				-
14620346	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	B	B	B	B						[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Stocks / Account Number: XXX	Bank statement of XXX Account Type: Stocks Account Number: XXX dated 12/XX/2019 - 12/XX/2019 is provided which is less than 2 months. Please provide additional months statement dated within 120 days of note date.										2	B	B	B	B
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.~[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.~[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2020)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: File is missing a copy of List of Homeownership Counseling.~Federal Compliance - RESPA - Initial Escrow Account Statement Missing: File is missing a copy of Initial escrow account statement~Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Copy of Closing Disclosure was not provided to the borrower at lease three business days prior to closing.					-
14620407	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Non QM	2	B	B	B	B						[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.~[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 2.74 is less than Guideline PITIA months reserves of 9.00.~[3] Income Documentation - Income Docs Missing:: Borrower: XXX W-2 (2016)	2016 W-2 for borrower 1 is missing. Guidelines require 2 years W-2.										2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2017)~[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.~Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is not signed by borrowers.	REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial application.				-
14620357	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	ATR Risk	3	C	C	C	C						[3] Income Documentation - Income documentation requirements not met.	Third party documentation not provided for businesses.
REVIEWER - GENERAL COMMENT (2023/XX/13): Missing most recent YTD P&L and balance sheets and third party verification for Sch C business.~REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear. Provide most recent fully executed and complete YTD P&L, Balance Sheet and Third Party Verification of Schedule C business.~SELLER - GENERAL COMMENT (2023/XX/18): YTD P&L / Balance Sheet not provided for schedule C business. Appears it is a non-operational business and is just writing off depreciation, therefore no P&L provided.~REVIEWER - GENERAL COMMENT (2023/XX/21): Missing YTD 2016 P&L statement and 2014-2015 signed and dated personal tax returns.~REVIEWER - GENERAL COMMENT (2023/XX/15): File is still missing income docs. signed/dated personal returns, XXX: third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status. Schedule C business: year to date P&L/Balance sheet and third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status.~SELLER - GENERAL COMMENT (2023/XX/25): Provided Income workbook, P&L's and signed personal tax returns.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																		3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.~[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.~[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)~[3] Federal Compliance - Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX/Schedule C)~[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX/Schedule C)~[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016)~[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/XXX)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Check Loan Designation Match - QM: Income documentation does not meet requirements.~Federal Compliance - General Ability To Repay Provision Investor Guidelines: Missing income documentation causing loan to fail ATR.~Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Third party verification was not provided~Federal Compliance - Self Employed YTD: Missing YTD 2016 P&L statement and 2014-2015 signed and dated personal tax returns.~Federal Compliance - Sole Proprietorship Income Documentation Test: P&L not provided for schedule C business.~Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not available~Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet disclosure not available.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.~Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: A 24 months verifiable employment history was not provided for the borrower.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. A copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. A copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

REVIEWER - GENERAL COMMENT (2023/XX/13): Missing most recent YTD P&L and balance sheets and third party verification for Sch C business.~REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear. Provide most recent fully executed and complete YTD P&L, Balance Sheet and Third Party Verification of Schedule C business.~SELLER - GENERAL COMMENT (2023/XX/18): YTD P&L / Balance Sheet not provided for schedule C business. Appears it is a non-operational business and is just writing off depreciation, therefore no P&L provided.~REVIEWER - GENERAL COMMENT (2023/XX/21): Missing YTD 2016 P&L statement and 2014-2015 signed and dated personal tax returns.~REVIEWER - GENERAL COMMENT (2023/XX/15): File is still missing income docs. signed/dated personal returns, XXX: third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status. Schedule C business: year to date P&L/Balance sheet and third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error for Schedule C YTD financials, but don't agree with ATR impact based on overall file risk & quality.~REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.~BUYER - GENERAL COMMENT (2023/XX/12): ATR related docs~REVIEWER - GENERAL COMMENT (2023/XX/13): Missing most recent YTD P&L and balance sheets and third party verification for Sch C business.~REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear. Provide most recent fully executed and complete YTD P&L, Balance Sheet and Third Party Verification of Schedule C business.~REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.~SELLER - GENERAL COMMENT (2023/XX/18): YTD P&L / Balance Sheet not provided for schedule C business. Appears it is a non-operational business and is just writing off depreciation, therefore no P&L provided.~REVIEWER - GENERAL COMMENT (2023/XX/21): Missing YTD 2016 P&L statement and 2014-2015 signed and dated personal tax returns.~REVIEWER - GENERAL COMMENT (2023/XX/15): File is still missing income docs. signed/dated personal returns, XXX: third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status. Schedule C business: year to date P&L/Balance sheet and third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status.~SELLER - GENERAL COMMENT (2023/XX/25): Provided Income workbook, P&L's and signed personal tax returns.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~REVIEWER - GENERAL COMMENT (2023/XX/13): Missing most recent YTD P&L and balance sheets and third party verification for Sch C business.~REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear. Provide most recent fully executed and complete YTD P&L, Balance Sheet and Third Party Verification of Schedule C business.~SELLER - GENERAL COMMENT (2023/XX/18): YTD P&L / Balance Sheet not provided for schedule C business. Appears it is a non-operational business and is just writing off depreciation, therefore no P&L provided.~REVIEWER - GENERAL COMMENT (2023/XX/21): Missing YTD 2016 P&L statement and 2014-2015 signed and dated personal tax returns.~REVIEWER - GENERAL COMMENT (2023/XX/15): File is still missing income docs. signed/dated personal returns, XXX: third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status. Schedule C business: year to date P&L/Balance sheet and third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status.~SELLER - GENERAL COMMENT (2023/XX/25): Provided Income workbook, P&L's and signed personal tax returns.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~REVIEWER - GENERAL COMMENT (2023/XX/15): File is still missing income docs. signed/dated personal returns, XXX: third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status. Schedule C business: year to date P&L/Balance sheet and third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status.~SELLER - GENERAL COMMENT (2023/XX/25): Provided Income workbook, P&L's and signed personal tax returns.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~REVIEWER - GENERAL COMMENT (2023/XX/13): Missing most recent YTD P&L and balance sheets and third party verification for Sch C business.~REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear. Provide most recent fully executed and complete YTD P&L, Balance Sheet and Third Party Verification of Schedule C business.~SELLER - GENERAL COMMENT (2023/XX/18): YTD P&L / Balance Sheet not provided for schedule C business. Appears it is a non-operational business and is just writing off depreciation, therefore no P&L provided.~REVIEWER - GENERAL COMMENT (2023/XX/21): Missing YTD 2016 P&L statement and 2014-2015 signed and dated personal tax returns.~REVIEWER - GENERAL COMMENT (2023/XX/15): File is still missing income docs. signed/dated personal returns, XXX: third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status. Schedule C business: year to date P&L/Balance sheet and third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status.~SELLER - GENERAL COMMENT (2023/XX/25): Provided Income workbook, P&L's and signed personal tax returns.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~REVIEWER - GENERAL COMMENT (2023/XX/13): Missing third party verification of businesses to verify business start dates and that companies are still open and active.~REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear.~REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.~REVIEWER - GENERAL COMMENT (2023/XX/15): File is still missing income docs. XXX: third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status. Schedule C business: year to date P&L/Balance sheet and third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status.

GENERAL COMMENT (2023/XX/18): YTD P&L / Balance Sheet not provided for schedule C business. Appears it is a non-operational business and is just writing off depreciation, therefore no P&L provided.~~GENERAL COMMENT (2023/XX/18): YTD P&L / Balance Sheet not provided for schedule C business. Appears it is a non-operational business and is just writing off depreciation, therefore no P&L provided.~~GENERAL COMMENT (2023/XX/18): YTD P&L / Balance Sheet not provided for schedule C business. Appears it is a non-operational business and is just writing off depreciation, therefore no P&L provided.~~GENERAL COMMENT (2023/XX/18): YTD P&L / Balance Sheet not provided for schedule C business. Appears it is a non-operational business and is just writing off depreciation, therefore no P&L provided.~~GENERAL COMMENT (2023/XX/18): YTD P&L / Balance Sheet not provided for schedule C business. Appears it is a non-operational business and is just writing off depreciation, therefore no P&L provided.~~GENERAL COMMENT (2023/XX/25): Provided Income workbook, P&L's and signed personal tax returns.~~GENERAL COMMENT (2023/XX/25): Provided Income workbook, P&L's and signed personal tax returns.~~GENERAL COMMENT (2023/XX/25): Provided Income workbook, P&L's and signed personal tax returns.~~GENERAL COMMENT (2023/XX/25): Provided Income workbook, P&L's and signed personal tax returns.~~GENERAL COMMENT (2023/XX/25): Provided Income workbook, P&L's and signed personal tax returns.~~GENERAL COMMENT (2023/XX/25): Agree with error for Schedule C YTD financials, but don't agree with ATR impact based on overall file risk & quality.
																																													TILA ATR/QM
14620348	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 7.41 is less than Guideline PITIA months reserves of 12.00.	File is missing sufficient assets to cover reserve requirement. Calculated PITIA months reserves of XXX is less than Guideline PITIA months reserves of XXX.	REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.									3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.~[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2020)~[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)~[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

Federal Compliance - Check Loan Designation Match - QM: Due to missing income documents and credit report, the loan has defaulted to Non-QM.~Federal Compliance - S-Corp Income Documentation Test: File is missing signed/dated personal and business tax returns and a year to date signed/dated balance sheet.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.~Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Originating lender was not provided in the file. File is missing the title commitment to determine the prior originating lender.~Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.

REVIEWER - GENERAL COMMENT (2023/XX/02): Credit report was provided. Condition remains for missing signed/dated personal and business tax returns and a year to date signed/dated balance sheet.~REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.
																																													TILA ATR/QM
14620364	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Investment	Purchase	N/A	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal delivered to borrower not provided.					-
14620363	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2017	Documentation from lender/seller confirming the condo is warrantable is missing from the loan file.										2	B	B	B	B	[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/XX/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/10/XX/2017)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final Closing Disclosure is missing the Lender's Contact Name and NMLS ID number.					-
14620345	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Non QM	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.~[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019)~[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.~[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2020). (Final/03/XX/2020)

Federal Compliance - Check Loan Designation Match - QM: No third party verification of self-employment provided.~Federal Compliance - Sole Proprietorship Income Documentation Test: No third party verification of self-employment provided.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No documentation provided regarding delivery of appraisal to borrower.  Acknowledgment documents in file are blank and not signed.~Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement is missing~Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX.  Variance = -$XXX.

SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs to clear this exception.~REVIEWER - GENERAL COMMENT (2023/XX/06): File is missing the recent year to date P&L/Balance Sheet.~REVIEWER - GENERAL COMMENT (2023/XX/06): EXCEPTION HISTORY - Exception Detail was updated on 09/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.~SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs to clear this exception.~REVIEWER - GENERAL COMMENT (2023/XX/06): File is missing the recent year to date P&L/Balance Sheet.~SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~REVIEWER - GENERAL COMMENT (2023/XX/06): EXCEPTION HISTORY - Exception Detail was updated on 09/XX/2023 PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2020). (Final/03/XX/2020)

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~~GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~~GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~~GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
																																													TILA ATR/QM
14620349	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Loan amount $XXX.~Coverage amount $XXX.~Coverage shortfall $XXX.										2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status: Evidence of the the date the Arm Disclosure was provided to the borrower is missing. In addition, the Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.					-
14620362	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2017	File does not contain documentation from lender/seller confirming the condo is warrantable.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017)~[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).~[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.~[2] Federal Compliance - TRID Post Close Closing Disclosure Timing Irregular Transactions: TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation.  Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.~Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.~Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower~Federal Compliance - TRID Post Close Closing Disclosure Timing Irregular Transactions: Three-Day Waiting Period Timing Violation. Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.
																																													-
14620405	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B						[3] General - Missing Document: 1007 Rent Comparison Schedule not provided	File is missing the 1007 Comparable Schedule due to the borrower was qualified with rental income for properties that were disclosed in the Final 1003 REO section as required.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)						-
14620403	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Home Improvement	Non QM	3	C	C	C	C
[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1099-R~[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.~[3] Application / Processing - Missing Document: Other not provided~[3] Income Documentation - REO Documents are missing.: Address: XXX Insurance Verification~[3] Income Documentation - REO Documents are missing.: Address: XXX, Address: XXX Insurance Verification~Insurance Verification~[3] Income Documentation - REO Documents are missing.: Address: XXX, Address: XXX Insurance Verification, Statement, Tax Verification~Insurance Verification, Statement
																								Income was submitted as pension income. 1099 R is required.~Hazard Insurance Coverage is insufficient by XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.~Property is held in a personal trust, trust agreement is required.~Insurance verification is missing for: XXX, & XXX, XXX, XXX and XXX.~Insurance Verification is required.~Insurance Verification, Statement, Tax Verification is missing for REO property located at XXX	REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.~REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.~REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.~REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.									3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.~[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)~[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)~[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)~[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension)~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2017)~[2] Application / Processing - Missing Document: Missing Lender's Initial 1003~[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.~[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2017). (Final/04/XX/2017)~[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/04/XX/2017)~[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing.

Federal Compliance - Check Loan Designation Match - QM: This exception will be cleared once all ATR specific exceptions have been cured/cleared.~Federal Compliance - Rental Income Documentation - Schedule E Method Test: Current lease is required and missing for XXX~Federal Compliance - Rental Income Documentation - Schedule E Method Test: Current lease is required and missing for XXX.~Federal Compliance - Rental Income Documentation - Schedule E Method Test: Current lease is required and missing for XXX~Federal Compliance - Retirement Documentation: The borrower issued an LOX explaining retirement income from XXX- an award letter is not available. The document provided for this income is a W-2. Tax return transcripts and 1040's show this income as 'wages'. . A 1099/1099R or award letter is required to support this retirement income.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.~Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not executed by lender or loan officer.~Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.~Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge disclosed on Final Closing Disclosure as $XXX. Calculated Finance Charge is $XXX for an over disclosed amount of $XXX. Reason for Finance Charge over disclosure is unknown as the Compliance Findings are missing.~Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Final Closing Disclosure provided on 04/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.~Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TRID Violation due to a fee addition on Final Closing Disclosure dated 04/XX/2017. The Closing Disclosure shows an added Appraisal Inspection Fee of $XXX which did not appear on previous Loan Estimates.  This is a fee increase of $XXX which exceeds the 0% tolerance for Fees. Specific credit of $XXX has been provided as cure at closing.

REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.~REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.~REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.~REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.~REVIEWER - CURED COMMENT (2023/XX/26): Sufficient Cure Provided At Closing
																																													TILA ATR/QM
14620351	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Investment	Purchase	N/A	2	B	B	B	B						[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2001	Verification of employment is not within the 10 business days of the note.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File is missing evidence the borrower was provided and received a copy of the appraisal dated 02/XX/2016 at least 3 business days prior to closing.					-
14620397	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Non QM	2	B	B	B	B						[3] Income Documentation - Income documentation requirements not met.~[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Borrower has gaps in employment that were not addressed. Borrower is missing a complete recent 2 year employment history as required by lender guides.~Purchase contract for subject property is missing
SELLER - GENERAL COMMENT (2023/XX/18): unable to reconcile, gap of employment identified from 10/XX/2015-11/XX/2015 (greater than 30 days), no LOE provided to addresss~REVIEWER - GENERAL COMMENT (2023/XX/22): Provide missing Gap Letter of Explanation from XXX ending 10/XX/2015 and XXX beginning 11/XX/2015. Guidelines require a Letter of Explanation with an Employment Gap greater than 30 Days. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																		2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2017)~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2017)~[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.~[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. ~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. ~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. ~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Redesignated to Non QM.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower's receipt of the appraisal was not provided.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower's receipt of the appraisal is missing.~Federal Compliance - Initial Loan Application Status Test: File is missing a fully executed initial application.~Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial Escrow disclosure missing in file.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File is missing a valid change of circumstance and the tolerance cure provided is insufficient to cure all tolerance violations.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File is missing a valid change of circumstance and the tolerance cure provided is insufficient to cure all tolerance violations.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File is missing a valid change of circumstance and the tolerance cure provided is insufficient to cure all tolerance violations.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File is missing a valid change of circumstance and the tolerance cure provided is insufficient to cure all tolerance violations.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File is missing a valid change of circumstance and the tolerance cure provided is insufficient to cure all tolerance violations.
																																									REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing docs did not contain any docs to clear this exception.	GENERAL COMMENT (2023/XX/18): unable to reconcile, gap of employment identified from 10/XX/2015-11/XX/2015 (greater than 30 days), no LOE provided to addresss~~GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.			-
14620344	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided	Fraud Report is missing.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2015)~[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.~[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2015)

Federal Compliance - ARM Disclosure Timing Test: Disclosure has no date and evidence of borrower's receipt was not provided.~Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure not provided to the borrower.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.~Federal Compliance - Initial Loan Application Status Test: File is missing the fully signed/dated initial application~Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing document tracking information for Initial CD dated 11/XX/2015.
																																									REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.				-
14620356	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Require Replacement Cost Estimator on file.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.~[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/XXX)~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2016)~[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Check Loan Designation Match - QM: The file is missing documentation to verify borrower's 2 year employment history, as required by Appendix Q.~Federal Compliance - QM Employment History: The file is missing documentation to verify borrower's 2 year employment history, as required by Appendix Q.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.~Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement missing on file~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Notary Fee was  disclosed as $XXX on LE but not disclosed  on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure , a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
																																													TILA ATR/QM
14620347	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2020)~[2] Application / Processing - Missing Document: Missing Lender's Initial 1003~[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2020). (Final/04/XX/2020)~[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file showing borrower received copy of appraisal.~Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on 04/XX/2022 disclosed a finance charge of  $XXX, calculated finance charge are $XXX, resulting in a variance of -$XXX.~Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credits was  last disclosed as -$XXX on LE but disclosed as -$XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
																																									REVIEWER - GENERAL COMMENT (2023/XX/29): Missing Initial signed/dated 1003.~REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.				-
14620416	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Non QM	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] Loan File - Missing Document: Hazard Insurance Policy not provided	E-sign Consent Agreement is not provided~The master policy from the HOA is required to show coverage of the structure.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.~[3] Federal Compliance - Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX XXX/Asset Depletion)~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2018)~[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

Federal Compliance - Check Loan Designation Match - QM: Borrower has been qualified with Asset Depletion income, however, Appendix Q is not allowing Other income qualification, causing the loan to waterfall through the QM Testing.~Federal Compliance - Other Income - Not to be used for qualifying: Borrower has been qualified with Asset Depletion income, however, Appendix Q is not allowing Other income qualification, causing the loan to waterfall through the QM Testing.
																																									REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.				TILA ATR/QM
14620393	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Investment	Refinance Rate/Term	N/A	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File is missing evidence the borrower was provided and received a copy of the appraisal at least 3 business days prior to closing.					-
14620343	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	ATR Fail	3	C	C	C	C						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/XX/2023 ~Disaster End Date: 07/XX/2023~Disaster Name: XXX~Disaster Declaration Date: 04/XX/2023~[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 45.84491% exceeds Guideline total debt ratio of 44.00000%.~[3] Income Documentation - REO Documents are missing.: Address: XXX Insurance Verification	The property is in a FEMA disaster area. Provide a satisfactory post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 07/XX/2023 (Severe Winter Storms, Straight-Line Winds, Flooding, Landslides and Mudslides) Declared Disaster End Date.~Failure due to missing critical income documentation as required by lender guidelines.~Insurance Verification, Statement is missing
SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Disaster declaration date is after loan closing; UB does not require on-going valuation inspections on closed loans.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. A Post Disaster Inspection is required verifying no damage to the subject. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): Agree - Per most recent 1008 in file, DTI has been calculated = 35.848% however income calculation worksheet does not support qualifying income and cannot confirm 'Other income' used for qualification.~REVIEWER - GENERAL COMMENT (2023/XX/23): Unable to clear. Condition remains.~REVIEWER - GENERAL COMMENT (2023/XX/05): EXCEPTION HISTORY - Exception Explanation was updated on 09/XX/2023 PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 45.93082% exceeds Guideline total debt ratio of 44.00000%.~REVIEWER - GENERAL COMMENT (2023/XX/07): Reviewed all trailing documentation, however, income documentation to clear exception remains missing.~REVIEWER - GENERAL COMMENT (2023/XX/15): No documentation was provided in the trailing docs to clear this condition.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): MISC/Property LOE in file explains that this non-subject CONDO property belongs to the Bwr's son XXX. 1003 is showing debt included: Mortgage payment of $XXX and Taxes/HO6/Condo Dues of $XXX. Tradeline is showing on CBR @ $XXX/mo (rounded) and a mortgage account activity statement is in file which aligns with CBR data and clarifies payment of $XXX and also shows impounds for taxes & insurance. P&I calculated @ $XXX/mo which means approximately $XXX/mo is left over for impounds. Property profile in file affirms property taxes of $XXX/12 = $XXX/mo. This leaves a residual $XXX/mo for HO6, or $XXX/yr which is deemed reasonable for HO6. Condo dues are never impounded and evidence in file affirms dues (billed to the Son only) of $XXX/mo vs. hitting debt for $XXX/mo. This means that the UW padded an additional $XXX/mo, perhaps unnecessarily, however if this additional padding was added into the residual left for HO6, it would be accounting for almost $XXX/mo or $XXX/yr just for HO6 which would be extremely high given an assessed value of only $XXX.~REVIEWER - GENERAL COMMENT (2023/XX/22): Provide missing Blanket Insurance Policy XXX UT. Exception remains.~REVIEWER - GENERAL COMMENT (2023/XX/05): EXCEPTION HISTORY - Exception Explanation was updated on 09/XX/2023 PRIOR Exception Explanation: Insurance Verification, Statement~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																		3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.~[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule B: Ability to Repay (Dodd-Frank 2014): Unable to verify Interest / Dividend income using reasonably reliable third-party records. (XXX Interest / Dividends/Schedule B)~[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.~[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.84491% moderately exceeds the guideline maximum of 44.00%. (DTI Exception is eligible to be regraded with compensating factors.)~[3] Federal Compliance - Interest Dividend Income Tax Returns: Qualified Mortgage (Dodd-Frank 2014): Two (2) years tax returns or Bank Statements to evaluate Interest / Dividend income or losses requirement not met. (XXX Interest / Dividends/Schedule B)~[3] Federal Compliance - Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX XXX/Asset Depletion)~[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)~[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.~[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)~[3] Federal Compliance - Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/S-Corp)~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2015)~[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 07/XX/2015 Changed Circumstance not provided for GFE dated 07/XX/2015 from GFE dated 04/XX/2015~[2] Application / Processing - Missing Document: Missing Lender's Initial 1003~[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/Partnership)~[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/S-Corp)~[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/S-Corp)~[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/Partnership)~[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/S-Corp)~[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/S-Corp)

Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.~Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule B: Failure due to missing critical income documentation as required by lender guidelines.~Federal Compliance - General Ability To Repay Provision Investor Guidelines: Based on the loan failing one or more guideline components, the loan is at ATR risk.~Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.60361% moderately exceeds the guideline maximum of 43.00%.~Federal Compliance - Interest Dividend Income Tax Returns: Failure due to missing critical income documentation as required by lender guidelines.~Federal Compliance - Other Income - Not to be used for qualifying: Failure due to missing critical income documentation as required by lender guidelines.~Federal Compliance - Partnership Income Documentation Test: Failure due to missing critical income documentation as required by lender guidelines.~Federal Compliance - QM DTI: Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,~Federal Compliance - S-Corp Income Documentation Test: Failure due to missing critical income documentation as required by lender guidelines.~Federal Compliance - Self Employed Financial Strength: 2013 Schedule k-1 reflects Ordinary business income loss of $XXX compared to 2012 Ordinary Income of $XXX with W-2 earnings for both years (2012 and 2013) $XXX.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence that appraisal was delivered to borrower was not provided.~Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Change of circumstances not provided dated 07/XX/2015 - Rate locked~Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial signed/dated 1003 Missing~Federal Compliance - Self-Employed Tax Return Recency: Failure due to missing critical income documentation as required by lender guidelines.~Federal Compliance - Self-Employed Tax Return Recency: Failure due to missing critical income documentation as required by lender guidelines.~Federal Compliance - Self-Employed Tax Return Recency: Failure due to missing critical income documentation as required by lender guidelines.~Federal Compliance - Self-Employed Tax Return Recency - ATR: Failure due to missing critical income documentation as required by lender guidelines.~Federal Compliance - Self-Employed Tax Return Recency - ATR: Failure due to missing critical income documentation as required by lender guidelines.~Federal Compliance - Self-Employed Tax Return Recency - ATR: Failure due to missing critical income documentation as required by lender guidelines.

SELLER - GENERAL COMMENT (2023/XX/18): Agree.~REVIEWER - GENERAL COMMENT (2023/XX/23): File submitted with a loan designation of Safe Harbor. Per safe harbor regulations, the following is required:  XXX - signed/dated 2013/2012 1120's.  XXX - Signed/dated 2012 1065, 2014 signed/dated P&L and third party verification dated within lender guide requirements verifying dates of operation and showing business is in good standing. Lender is also using asset depletion for income which is not allowed per safe harbor regs. Condition remains.~REVIEWER - GENERAL COMMENT (2023/XX/07): Reviewed all trailing documentation, however, income documentation to clear exception remains missing.~REVIEWER - GENERAL COMMENT (2023/XX/15): No documentation was provided in the trailing docs to clear condition.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): 2013/2012 1040s w/ Sched B in file. ~Interest Income is coming from Notes Receivable which showed interest of $XXX in 2013 with additional usable but not used interest gleaned of $XXX. Promissory Note in file shows pricipal sum of $XXX @ 3% interest per annum. Using 12 month receipt with continuance supported.~Dividend income is coming from non-business ordinary dividends from 2013/2012 1040s. 2013 from XXX and XXX = $XXX. An additional XXX account usable but not used = $XXX. 2012 = $XXX. 12 month average used.~REVIEWER - GENERAL COMMENT (2023/XX/22): Provide Note for the notes receivable income.~REVIEWER - GENERAL COMMENT (2023/XX/15): No documentation was provided in the trailing docs to clear condition.~SELLER - GENERAL COMMENT (2023/XX/25): Provided the Promissory Note that is generating the interest income mentioned in our previous response.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): Agree.~REVIEWER - GENERAL COMMENT (2023/XX/23): File submitted with a loan designation of Safe Harbor. Per safe harbor regulations, the following is required:  XXX - signed/dated 2013/2012 1120's.  XXX - Signed/dated 2012 1065, 2014 signed/dated P&L and third party verification dated within lender guide requirements verifying dates of operation and showing business is in good standing. Lender is also using asset depletion for income which is not allowed per safe harbor regs. Condition remains. In addition, DTI exceeds lender's maximum DTI.~REVIEWER - GENERAL COMMENT (2023/XX/07): Reviewed all trailing documentation, however, income documentation to clear exception remains missing.~REVIEWER - GENERAL COMMENT (2023/XX/15): No documentation was provided in the trailing docs to clear this condition.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): Agree - Per most recent 1008 in file, DTI has been calculated = 35.848% however income calculation worksheet does not support qualifying income and cannot confirm 'Other income' used for qualification.~REVIEWER - GENERAL COMMENT (2023/XX/23): File submitted with a loan designation of Safe Harbor. Per safe harbor regulations, the following is required:  XXX - signed/dated 2013/2012 1120's.  XXX - Signed/dated 2012 1065, 2014 signed/dated P&L and third party verification dated within lender guide requirements verifying dates of operation and showing business is in good standing. Lender is also using asset depletion for income which is not allowed per safe harbor regs. Condition remains. In addition, DTI exceeds lender's maximum DTI.~REVIEWER - GENERAL COMMENT (2023/XX/05): EXCEPTION HISTORY - Exception Detail was updated on 09/XX/2023 PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.93082% moderately exceeds the guideline maximum of 44.00%. (DTI Exception is eligible to be regraded with compensating factors.)~REVIEWER - GENERAL COMMENT (2023/XX/15): No documentation was provided in the trailing docs to clear this condition.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): 2013/2012 1040s w/ Sched B in file. ~Interest Income is coming from Notes Receivable which showed interest of $XXX in 2013 with additional usable but not used interest gleaned of $XXX. Promissory Note in file shows pricipal sum of $XXX @ 3% interest per annum. Using 12 month receipt with continuance supported.~Dividend income is coming from non-business ordinary dividends from 2013/2012 1040s. 2013 from XXX and XXX = $XXX. An additional XXX account usable but not used = $XXX. 2012 = $XXX. 12 month average used.~REVIEWER - GENERAL COMMENT (2023/XX/23): File submitted with a loan designation of Safe Harbor. Per safe harbor regulations, the following is required:  XXX - signed/dated 2013/2012 1120's.  XXX - Signed/dated 2012 1065, 2014 signed/dated P&L and third party verification dated within lender guide requirements verifying dates of operation and showing business is in good standing. Lender is also using asset depletion for income which is not allowed per safe harbor regs. Condition remains.~REVIEWER - GENERAL COMMENT (2023/XX/07): Reviewed all trailing documentation, however, income documentation to clear exception remains missing.~REVIEWER - GENERAL COMMENT (2023/XX/15): There was no documentation provided to clear conditions.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): Agree - 'Other' income is not supported.~REVIEWER - GENERAL COMMENT (2023/XX/22): Asset Depletion (Other Income) not permitted under Appendix Q. Exception remains.~REVIEWER - GENERAL COMMENT (2023/XX/07): Reviewed all trailing documentation, however, income documentation to clear exception remains missing.~REVIEWER - GENERAL COMMENT (2023/XX/15): There was no documentation provided to clear conditions.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): Disagree - 2013/2012 1065 business returns and K1s in file for both borrowers. 50/50 ownership which was combined and supports income calculation.~REVIEWER - GENERAL COMMENT (2023/XX/22): Provide fully executed and complete Balance Sheet for XXX. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/05): Balance Sheet for XXX has been uploaded.~REVIEWER - GENERAL COMMENT (2023-09-06): Received P&L/Balance sheet for 2014, however the following income documentation remains missing for this entity: Signed/dated business returns and third party verification within guideline timeframe verifying dates of operation and good standing.~REVIEWER - GENERAL COMMENT (2023/XX/07): Reviewed all trailing documentation, however, income documentation to clear exception remains missing.~REVIEWER - GENERAL COMMENT (2023/XX/15): There was no documentation provided to clear conditions.~SELLER - GENERAL COMMENT (2023/XX/25): Provided Balance Sheet for XXX.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): Agree - Per most recent 1008 in file, DTI has been calculated = 35.848% however income calculation worksheet does not support qualifying income and cannot confirm 'Other income' used for qualification.~REVIEWER - GENERAL COMMENT (2023/XX/23): File submitted with a loan designation of Safe Harbor. Per safe harbor regulations, the following is required:  XXX - signed/dated 2013/2012 1120's.  XXX - Signed/dated 2012 1065, 2014 signed/dated P&L and third party verification dated within lender guide requirements verifying dates of operation and showing business is in good standing. Lender is also using asset depletion for income which is not allowed per safe harbor regs. Condition remains. In addition, DTI exceeds lender's maximum DTI.~REVIEWER - GENERAL COMMENT (2023/XX/07): Reviewed all trailing documentation, however, income documentation to clear exception remains missing.~REVIEWER - GENERAL COMMENT (2023/XX/15): No documentation was provided in the trailing docs to clear this condition.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): Disagree - 2013/2012 1120S business returns and K1s in file for both borrowers. 50/50 ownership which was combined and supports income calculation. No W2 income paid out in 2013.~REVIEWER - GENERAL COMMENT (2023/XX/23): File submitted with a loan designation of Safe Harbor. Per safe harbor regulations, the following is required:  XXX - signed/dated 2013/2012 1120's.  XXX - Signed/dated 2012 1065, 2014 signed/dated P&L and third party verification dated within lender guide requirements verifying dates of operation and showing business is in good standing. Lender is also using asset depletion for income which is not allowed per safe harbor regs. Condition remains.~REVIEWER - GENERAL COMMENT (2023/XX/07): Reviewed all trailing documentation, however, income documentation to clear exception remains missing.~REVIEWER - GENERAL COMMENT (2023/XX/15): There was no documentation provided to clear conditions.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/25): Disagree with concern for qualifying. While we agree that self-employment income from XXX declined from 2012 to 2013, we analyzed the income and determined to only use the declining year/2013 in qualifying and to qualify using a monthly loss of $XXX/mo, as guidelines require. Borrower still qualifies when the self-employment business loss is included in qualifying and resulting DTI is less than 36%. There is no error in this approach. Provided UW Income workbook and final signed loan application.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~REVIEWER - GENERAL COMMENT (2023/XX/07): Received a duplicate copy of the final 1003. The initial 1003 remains missing.~REVIEWER - GENERAL COMMENT (2023/XX/15): Received final 1003. Exception is addressing the missing signed/dated initial application.~REVIEWER - GENERAL COMMENT (2023/XX/15): This EV2 exception will remain due to the recency of the tax returns provided as the 2014 returns were on extension.~REVIEWER - GENERAL COMMENT (2023/XX/15): This EV2 exception will remain due to the recency of the tax returns provided as the 2014 returns were on extension.~REVIEWER - GENERAL COMMENT (2023/XX/07): Reviewed all trailing documentation, however, income documentation to clear exception remains missing.~REVIEWER - GENERAL COMMENT (2023/XX/15): There was no documentation provided to clear conditions.~REVIEWER - GENERAL COMMENT (2023/XX/15): This EV2 exception will remain due to the recency of the tax returns provided as the 2014 returns were on extension.~REVIEWER - GENERAL COMMENT (2023/XX/15): This EV2 exception will remain due to the recency of the tax returns provided as the 2014 returns were on extension.~REVIEWER - GENERAL COMMENT (2023/XX/07): Reviewed all trailing documentation, however, income documentation to clear exception remains missing.~REVIEWER - GENERAL COMMENT (2023/XX/15): This EV2 exception will remain due to the recency of the tax returns provided as the 2014 returns were on extension.

GENERAL COMMENT (2023/XX/18): Agree - Per most recent 1008 in file, DTI has been calculated = 35.848% however income calculation worksheet does not support qualifying income and cannot confirm 'Other income' used for qualification.~~GENERAL COMMENT (2023/XX/18): Agree - Per most recent 1008 in file, DTI has been calculated = 35.848% however income calculation worksheet does not support qualifying income and cannot confirm 'Other income' used for qualification.~~GENERAL COMMENT (2023/XX/18): Agree.~~GENERAL COMMENT (2023/XX/18): Agree - Per most recent 1008 in file, DTI has been calculated = 35.848% however income calculation worksheet does not support qualifying income and cannot confirm 'Other income' used for qualification.~~GENERAL COMMENT (2023/XX/18): 2013/2012 1040s w/ Sched B in file. ~Interest Income is coming from Notes Receivable which showed interest of $XXX in 2013 with additional usable but not used interest gleaned of $XXX. Promissory Note in file shows pricipal sum of $XXX @ 3% interest per annum. Using 12 month receipt with continuance supported.~Dividend income is coming from non-business ordinary dividends from 2013/2012 1040s. 2013 from XXX = $XXX. An additional XXX account usable but not used = $XXX. 2012 = $XXX. 12 month average used.~~GENERAL COMMENT (2023/XX/18): Agree.~~GENERAL COMMENT (2023/XX/18): Disagree - 2013/2012 1120S business returns and K1s in file for both borrowers. 50/50 ownership which was combined and supports income calculation. No W2 income paid out in 2013.~~GENERAL COMMENT (2023/XX/18): Disagree - 2013/2012 1065 business returns and K1s in file for both borrowers. 50/50 ownership which was combined and supports income calculation.~~GENERAL COMMENT (2023/XX/18): Agree - 'Other' income is not supported.~~GENERAL COMMENT (2023/XX/18): 2013/2012 1040s w/ Sched B in file. ~Interest Income is coming from Notes Receivable which showed interest of $XXX in 2013 with additional usable but not used interest gleaned of $XXX. Promissory Note in file shows pricipal sum of $XXX @ 3% interest per annum. Using 12 month receipt with continuance supported.~Dividend income is coming from non-business ordinary dividends from 2013/2012 1040s. 2013 from XXX = $XXX. An additional XXX account usable but not used = $XXX. 2012 = $XXX. 12 month average used.~~GENERAL COMMENT (2023/XX/18): MISC/Property LOE in file explains that this non-subject CONDO property belongs to the Bwr's son XXX. 1003 is showing debt included: Mortgage payment of $XXX and Taxes/HO6/Condo Dues of $XXX. Tradeline is showing on CBR @ $XXX/mo (rounded) and a mortgage account activity statement is in file which aligns with CBR data and clarifies payment of $XXX and also shows impounds for taxes & insurance. P&I calculated @ $XXX/mo which means approximately $XXX/mo is left over for impounds. Property profile in file affirms property taxes of $XXX/12 = $XXX/mo. This leaves a residual $XXX/mo for HO6, or $XXX/yr which is deemed reasonable for HO6. Condo dues are never impounded and evidence in file affirms dues (billed to the Son only) of $XXX/mo vs. hitting debt for $XXX/mo. This means that the UW padded an additional $XXX/mo, perhaps unnecessarily, however if this additional padding was added into the residual left for HO6, it would be accounting for almost $XXX/mo or $XXX/yr just for HO6 which would be extremely high given an assessed value of only $XXX.~~GENERAL COMMENT (2023/XX/05): Balance Sheet for XXX has been uploaded.~~GENERAL COMMENT (2023/XX/25): Disagree with concern for qualifying. While we agree that self-employment income from XXX declined from 2012 to 2013, we analyzed the income and determined to only use the declining year/2013 in qualifying and to qualify using a monthly loss of $XXX/mo, as guidelines require. Borrower still qualifies when the self-employment business loss is included in qualifying and resulting DTI is less than 36%. There is no error in this approach. Provided UW Income workbook and final signed loan application.~~GENERAL COMMENT (2023/XX/25): Disagree; Disaster declaration date is after loan closing; UB does not require on-going valuation inspections on closed loans.~~GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3~~GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3~~GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3~~GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3~~GENERAL COMMENT (2023/XX/25): Provided the Promissory Note that is generating the interest income mentioned in our previous response.~~GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3~~GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.~~GENERAL COMMENT (2023/XX/25): Provided Balance Sheet for XXX.~~GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.~~GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3~~GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

Borrower has been employed in the same industry for more than 5 years.~~Borrower has worked in the same position for more than 3 years.~~Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.~~Property inspected post disaster but pre-FEMA declaration of disaster end date.~~The representative FICO score exceeds the guideline minimum by at least 40 points.
																																													TILA ATR/QM
14620395	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 07/XX/2016 ~Disaster End Date: 11/XX/2020~Disaster Name: XXX~Disaster Declaration Date: 10/XX/2020	The subject property is located in a FEMA disaster area. ~A post disaster inspection verifying there was no damage to the subject property is required.	BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage at property~REVIEWER - GENERAL COMMENT (2023/XX/01): BPO inspector unable to determine condition of property. Finding remains open.									2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.
																																								Federal Compliance - ARM Disclosure Status Test: Missing signed and dated Arm Disclosure.~Federal Compliance - CHARM Booklet Disclosure Status: Missing Charm Booklet Disclosure.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Final Closing Disclosure loan discount fee in the amount of $XXX was not disclosed on the Loan Estimate dated 06/XX/2016 . Insufficient or no cure was provided to the borrower.					-
14620392	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Second Home	Purchase	Non QM	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing from File.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.~[3] Federal Compliance - Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX XXX/Asset Depletion)~[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)~[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)~[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)~[2] Application / Processing - Missing Document: Missing Lender's Initial 1003~[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 14,798.00 on Final Closing Disclosure provided on 02/XX/2016 are underdisclosed. (Final/02/XX/2016)

Federal Compliance - Check Loan Designation Match - QM: Upon receipt of missing income documents, this exception may be resolved.~Federal Compliance - Other Income - Not to be used for qualifying: Asset Depletion is not an acceptable income source per Appendix Q.~Federal Compliance - Rental Income Documentation - Schedule E Method Test: Loan file is missing the lease for the noted property as required by Appendix Q.~Federal Compliance - Rental Income Documentation - Schedule E Method Test: Loan file is missing the lease for the noted property as required by Appendix Q.~Federal Compliance - Rental Income Documentation - Schedule E Method Test: Loan file is missing the lease for the noted property as required by Appendix Q.~Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated initial 1003.~Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2016 are under disclosed.

BUYER - GENERAL COMMENT (2023/XX/12): ATR related docs~REVIEWER - GENERAL COMMENT (2023/XX/13): Reviewed trailing docs provided; however, no income documents were included.  Finding remains open.~REVIEWER - GENERAL COMMENT (2023/XX/01): Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~REVIEWER - GENERAL COMMENT (2023/XX/22): EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.~REVIEWER - GENERAL COMMENT (2023/XX/22): Due to failing ATR requirements.~SELLER - GENERAL COMMENT (2023/XX/18): Loan is not a QM loan but does meet ATR.~REVIEWER - GENERAL COMMENT (2023/XX/22): Asset Depletion is not an acceptable income source under Appendix Q.  Loan Designation on this loan was Safe Harbor QM.~SELLER - GENERAL COMMENT (2023/XX/18): Rental income was not used to qualify therefore rental lease not required.~REVIEWER - GENERAL COMMENT (2023/XX/22): Lease is required per Appendix Q.  Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): Rental income was not used to qualify therefore rental lease not required.~REVIEWER - GENERAL COMMENT (2023/XX/22): Lease is required per Appendix Q.  Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): Rental income was not used to qualify therefore rental lease not required.~REVIEWER - GENERAL COMMENT (2023/XX/22): Lease is required per Appendix Q.  Exception remains.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~~GENERAL COMMENT (2023/XX/18): Rental income was not used to qualify therefore rental lease not required.~~GENERAL COMMENT (2023/XX/18): Rental income was not used to qualify therefore rental lease not required.~~GENERAL COMMENT (2023/XX/18): Rental income was not used to qualify therefore rental lease not required.~~GENERAL COMMENT (2023/XX/18): Loan is not a QM loan but does meet ATR.
																																													TILA ATR/QM
14620354	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX~[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Financial Institution: XXX // Account Type: Checking / Account Number: XXX: Asset Document date is more than 90 days prior to the Note date or notary date.~E-sign Consent Agreement is missing.										2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.~[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.					-
14620420	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Non QM	2	B	B	B	B						[2] General - Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: 01/XX/2021											2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/XX/2020)~[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2021)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.~Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Earlier receipt not provided.					-
14620419	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	ATR Risk	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] Income Documentation - Income documentation requirements not met.~[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.~[3] Income Documentation - Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2019	E-Sign Consent document is missing in the File.~File is missing evidence the borrower's self-employment business was dissolved at or prior to closing.~HOI coverage provided is short $XXX. Please provide increased coverage or RCE.~Guidelines require VVOE dated no more than 10 days prior to Note date. VVOE in file is dated 8/XX/2020, which is more than 10 days prior to Note date of 10/XX/2020.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.~SELLER - GENERAL COMMENT (2023/XX/18): LOE states not dissolved, SOS website shows license valid as of 8-21. Nothing more recent found~REVIEWER - GENERAL COMMENT (2023/XX/22): Additional information to clear corresponding exceptions was not provided. Exception remains open.~SELLER - GENERAL COMMENT (2023/XX/25): Clarification needed: file shows business is not dissolved, why is the request for proof company IS dissolved?~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains~REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.~REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.~SELLER - GENERAL COMMENT (2023/XX/18): nothing more recent found~REVIEWER - GENERAL COMMENT (2023/XX/22): Lender unable to clear condition. Exception remains open.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains
																																		3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.~[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.~[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)~[2] Application / Processing - Missing Document: Missing Lender's Initial 1003~[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2020). (Final/10/XX/2020)

Federal Compliance - Check Loan Designation Match - ATR Risk: Waterfall exception due to missing required income and asset documentation.~Federal Compliance - General Ability To Repay Provision Investor Guidelines: Waterfall exception due to missing income and asset documentation.~Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Loan file is missing the required income documentation:  1040s and business returns provided are not signed and dated.  Loan file is also missing the following asset documentation:  evidence the gift funds in the amount of $XXX per the gift letter were transferred to borrower or closing agent at or before closing.~Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated initial 1003 reflecting application date of 8/XX/2020.~Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge underdisclosed $XXX.

SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~REVIEWER - GENERAL COMMENT (2023/XX/22): Additional information to clear corresponding exceptions was not provided. Exception remains open.~SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains~BUYER - GENERAL COMMENT (2023/XX/12): ATR related docs~REVIEWER - GENERAL COMMENT (2023/XX/14): Reviewed all trailing documents. File is still missing the signed/dated 2017/2018 1040s and a third party verification dated within 10 business days of the note date for the borrower's employment. Once documentation is received, loan will be reran to determine compliance. Condition remains.~REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.~SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~REVIEWER - GENERAL COMMENT (2023/XX/22): Additional information to clear corresponding exceptions was not provided. Exception remains open.~SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains~BUYER - GENERAL COMMENT (2023/XX/12): ATR supporting docs~REVIEWER - GENERAL COMMENT (2023/XX/14): Reviewed all trailing documents. File is still missing the signed/dated 2017/2018 1040s and a third party verification dated within 10 business days of the note date for the borrower's employment. Once documentation is received, loan will be reran to determine compliance. Condition remains.~REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.~SELLER - GENERAL COMMENT (2023/XX/18): Donor per Gift letter is XXX.  Final HUD identifies the deposits to escrow from XXX.  Signed tax returns not located~REVIEWER - GENERAL COMMENT (2023/XX/22): Required documents for this exception were not provided. Exception remains open.~SELLER - GENERAL COMMENT (2023/XX/05): Final Settlement Statement -UB allows use of validated IRS tax returns in lieu of signed tax returns.~REVIEWER - GENERAL COMMENT (2023/XX/07): Received evidence of title companies receipt of the gift funds. Unable to clear condition due to file is still missing VVOE dated within 10 days of the note date.~SELLER - GENERAL COMMENT (2023/XX/25): Final Settlement Statement -UB allows use of validated IRS tax returns in lieu of signed tax returns.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains~REVIEWER - GENERAL COMMENT (2023/XX/29): Missing Initial signed/dated 1003.~REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.~REVIEWER - GENERAL COMMENT (2023/XX/01): EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2020). (Final/10/XX/2020)

GENERAL COMMENT (2023/XX/18): nothing more recent found~~GENERAL COMMENT (2023/XX/18): LOE states not dissolved, SOS website shows license valid as of 8-21. Nothing more recent found~~GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~~GENERAL COMMENT (2023/XX/18): Donor per Gift letter is XXX.  Final HUD identifies the deposits to escrow from XXX.  Signed tax returns not located~~GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~~GENERAL COMMENT (2023/XX/05): Final Settlement Statement -UB allows use of validated IRS tax returns in lieu of signed tax returns.~~GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.~~GENERAL COMMENT (2023/XX/25): Clarification needed: file shows business is not dissolved, why is the request for proof company IS dissolved?~~GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~~GENERAL COMMENT (2023/XX/25): Final Settlement Statement -UB allows use of validated IRS tax returns in lieu of signed tax returns.~~GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
																																													TILA ATR/QM
14620411	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/01/XX/2018)~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)~[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 02/XX/2018 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/02/XX/2018)~[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 02/XX/2018 did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/02/XX/2018)~[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2018 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/02/XX/2018)~[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 15,671.62 on Final Closing Disclosure provided on 02/XX/2018 are underdisclosed. (Final/02/XX/2018)~[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2018)~[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 02/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/02/XX/2018)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.~Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Final Closing Disclosure provided on 02/XX/2018 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.~Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: Contact Information not provided~Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided on 02/XX/2018 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.~Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.~Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.~Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on 02/XX/2018 not received by borrower at least four (4) business days prior to closing.
																																													-
14620334	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Income Documentation - Income Docs Missing:: Borrower: XXX Award Letter / Continuance Letter	Guidelines require an award letter for Social Security income, which was not provided for borrower 2.	REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.									2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003~[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																								Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing in file.~Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations reflecting a list of at least 10 agencies and the date the list was obtained, was not provided in loan file.					-
14620335	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B						[3] Income Documentation - Income documentation requirements not met.~[3] Credit Documentation - Missing Document: Occupancy Certificate not provided~[3] Income Documentation - REO Documents are missing.: Address: XXX Insurance Verification~[3] Income Documentation - REO Documents are missing.: Address: XXX, Address: XXX Insurance Verification~Insurance Verification, Tax Verification	File is missing a signed/dated year to date Balance sheet for all business entities. Must reflect the most recent quarter prior to note date.~Occupancy Certificate is missing in file.~Tax and Insurance are are missing in file for properties - XXX and XXX.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Receipt of appraisal disclosure signed at closing by the borrowers is not available in file.					-
14620352	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	B	B	B	B						[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 728 is less than Guideline representative FICO score of 740.	Increased LTV/CLTV by 5% requires a score of 740 to qualify.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016)~[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2016 disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/06/XX/2016)~[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/06/XX/2016)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. ~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.

Federal Compliance - CHARM Booklet Disclosure Status: Disclosure missing from the loan file.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence when the borrower was provided a copy of the appraisal.~Federal Compliance - TRID Final Closing Disclosure Principal and Interest: Actual payment amount amount is not matching because the product is ARM so payment will be changed after certain period~Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: The reason for not having an escrow account the box is not checked.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Endorsement Fee was disclosed as $XXX on the Initial Loan Estimate, but disclosed as $XXX on the Final Closing Disclosure without a valid Change of Circumstance.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Abstract / Title Search. Fee was disclosed as $XXX on the Initial Loan Estimate, but disclosed as $XXX on the Final Closing Disclosure without a valid Change of Circumstance.
																																													-
14620409	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	E-sign Consent Agreement is missing.~Coverage shortfall of $XXX										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017)~[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 09/XX/2017).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/09/XX/2017)
																																								Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable-Rate Mortgages, CHARM Booklet, not provided to the borrower.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days.~Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold.					-
14620339	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Non QM	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] Application / Processing - Missing Document: Flood Certificate not provided	The file was missing documentation verifying the borrower's consent to receive electronic documentation.~File is missing the Flood Certificate for the subject property. Upon receipt of the missing Flood Certificate, additional conditions may apply.										3	C	C	C	C
[3] Federal Compliance - Federal LO Compensation Dual Compensation Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.~[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~~GENERAL COMMENT (2023/XX/18): No Verification for k1s was required due to using only Interest/ Divident income as well as asset utilization for qualifying.~~GENERAL COMMENT (2023/XX/18): Asset Utilization income was used reason for non-qm and ATR Fail. All documents for Asst Utilization documents for accounts used were provided in the file. Credit Report provided in file dated 10/XX/18. Benefit to Borrower in the file -rate reduction~~GENERAL COMMENT (2023/XX/05): Credit report provided, along with income workbook and asset utilization calculation sheet. Agree with error to not deduct self employment losses from total qualifying income.
																																													TILA SOL Expired
14620413	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	ATR Fail	3	C	C	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Require E-Sign Consent Agreement.										3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.~[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.~[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018)~[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.~[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2018)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Check Loan Designation Match - ATR: Most recent 2 years most recent signed and dated business and personal tax returns.~Federal Compliance - ARM Disclosure Compliant Test: The ARM Disclosure is not signed or dated.~Federal Compliance - ARM Disclosure Timing Test: The ARM Disclosure is not signed or dated.~Federal Compliance - CHARM Booklet Disclosure Status: The Consumer Handbook on Adjustable Rate Mortgage disclosure is not present.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No proof of appraisal being sent to borrower 3 days prior to closing.~Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided.~Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial Closing Disclosure provided on 04/XX/2018 was not provided at least 3 days prior to closing date of 04/XX/2018.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee was disclosed on initial Loan estimate as $XXX but disclosed but final Closing Disclosure $XXX. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.

SELLER - GENERAL COMMENT (2023/XX/18): 2015-2016 unsigned 1040s in file which match transcripts provided (in file). 2015-2016 XXX 1120S in file. Signed pages are included in the funding package.~REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing docs did not contain any docs to clear this exception.~SELLER - GENERAL COMMENT (2023/XX/05): Uploaded 2015-2016 1040, IRS Tax Trascript, Medical Billing 1120s, Signed 1120s~REVIEWER - GENERAL COMMENT (2023/XX/07): File is missing the signed/dated 2017 business returns. Condition remains.~SELLER - GENERAL COMMENT (2023/XX/25): Provided 2015-2016 1040~IRS Tax Trascript~Medical Billing 1120s~Signed 1120s~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

GENERAL COMMENT (2023/XX/18): 2015-2016 unsigned 1040s in file which match transcripts provided (in file). 2015-2016 XXX 1120S in file. Signed pages are included in the funding package.~~GENERAL COMMENT (2023/XX/18): 2015-2016 unsigned 1040s in file which match transcripts provided (in file). 2015-2016 XXX 1120S in file. Signed pages are included in the funding package.~~GENERAL COMMENT (2023/XX/18): 2015-2016 unsigned 1040s in file which match transcripts provided (in file). 2015-2016 XXX 1120S in file. Signed pages are included in the funding package.~~GENERAL COMMENT (2023/XX/18): 2015-2016 unsigned 1040s in file which match transcripts provided (in file). 2015-2016 XXX 1120S in file. Signed pages are included in the funding package.~~GENERAL COMMENT (2023/XX/05): N/A; Duplicative Exception~~GENERAL COMMENT (2023/XX/05): N/A; Duplicative Exception~~GENERAL COMMENT (2023/XX/05): N/A; Duplicative Exception~~GENERAL COMMENT (2023/XX/05): Uploaded 2015-2016 1040, IRS Tax Trascript, Medical Billing 1120s, Signed 1120s~~GENERAL COMMENT (2023/XX/25): Provided 2015-2016 1040~IRS Tax Trascript~Medical Billing 1120s~Signed 1120s
																																													TILA ATR/QM
14620387	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Other	ATR Fail	3	C	C	C	C						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 03/XX/2019 ~Disaster End Date: 11/XX/2020~Disaster Name: XXX~Disaster Declaration Date: 10/XX/2020~[3] Income Documentation - Income Docs Missing:: Borrower: XXX 4506-T (for Business) (2016), 4506-T (for Business) (2017), 4506-T (for Business) (2018), Balance Sheet, P&L Statement~[3] Income Documentation - Income documentation requirements not met.	Subject property was appraised on 03/XX/2019 prior to the FEMA disaster (XXX) dated 10/XX/20. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.~Income documentation missing for XXX - 4506-T; XXX - 4506-T, Balance Sheet, P&L; XXX - 4506-T.~Income documentation missing for XXX - 4506-T; XXX - 4506-T, Balance Sheet, P&L; XXX - 4506-T.
BUYER - GENERAL COMMENT (2023/XX/31): Utilize updated BPO to access no damage at property~REVIEWER - GENERAL COMMENT (2023/XX/01): BPO provided states inspector did not have access to inspect subject, exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): unable to locate the documents identified in finding.~REVIEWER - GENERAL COMMENT (2023/XX/22): 4506T or Business Transcripts, a P& L Statement and Balance Sheet are missing.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with missing P&L, but disagree with business transcripts as UB guidelines did not require business tax transcripts (only personal) - see RLU-NA 302-1.1.7~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): unable to locate the documents identified in finding.~REVIEWER - GENERAL COMMENT (2023/XX/22): 4506T or Business Transcripts, a P& L Statement and Balance Sheet are missing.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																															[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XXX	Appraiser's license or certification was not active at the time of the appraisal.		3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.~[3] Federal Compliance - General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)~[3] Federal Compliance - General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)~[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.~[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)~[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.~[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/Partnership)~[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/Partnership)~[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2019)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. ~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Check Loan Designation Match - ATR: Loan Designation discrepancy due to income documentation missing for XXX - 4506-T; XXX - 4506-T, Balance Sheet, P&L; XXX - 4506-T.~Federal Compliance - General Ability To Repay Provision Employment - K-1 Less 25%: One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L Required Fields.~Federal Compliance - General Ability To Repay Provision Income and Assets - K-1 Less 25%: One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L.~Federal Compliance - General Ability To Repay Provision Investor Guidelines: Investor Guidelines Violation caused by income documentation missing for XXX - 4506-T; XXX - 4506-T, Balance Sheet, P&L; XXX - 4506-T.~Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: ATR Impact due to income documentation missing for XXX - 4506-T; XXX - 4506-T, Balance Sheet, P&L; XXX - 4506-T.~Federal Compliance - Self-Employed Tax Return Recency - ATR: 2018 tax return was not provided.~Federal Compliance - Self-Employed Tax Return Recency - ATR: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent.~Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide evidence the borrower received the initial Closing Disclosure at least three (3) business days prior to closing.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There was an increase in the Appraisal Re-Inspection Fee without a valid change of circumstance.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There was an increase in the Loan Discount Points without a valid change of circumstance.

SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~REVIEWER - GENERAL COMMENT (2023/XX/22): The provided originator loan designation is Non QM, but verification of income as required by the guidelines is missing which resulted in a calculated Due Diligence Loan Designation of ATR fail.~SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): 2016-2017 1040's validated by CPA with PTIN and typed signature - K1 in file evidences XXX holds 20% ownership in XXX - trust acts as passthrough for client as net business income featured on K1 matches income reported on Schedule E - no separate section III trust income reporting on Schedule E.~REVIEWER - GENERAL COMMENT (2023/XX/22): For less than 25% ownership, the guidelines require two years tax transcripts and a WVOE or Statement from the business entity because the loan closed more than 90 days from last tax year.  Business transcripts and a business statement are missing for XXX.~SELLER - GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. UB guidelines (RLU-NA section 302-2.1.3) state Documentation Requirements for self-employed businesses: when ownership in a business is less than 25%, additional verification is not required. Borrower is not considered self-employed when ownership percentage is less than 25%. ~Additionally, Provided tax transcripts, as UB guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (RLU-NA section 302-1.1.7). Business tax return transcripts are not required, only personal tax returns must be validated via transcripts from IRS.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): 2016-2017 1040's validated by CPA with PTIN and typed signature - K1 in file evidences XXX holds 20% ownership in XXX - trust acts as passthrough for client as net business income featured on K1 matches income reported on Schedule E - no separate section III trust income reporting on Schedule E.~REVIEWER - GENERAL COMMENT (2023/XX/22): For less than 25% ownership, the guidelines require two years tax transcripts and a WVOE or Statement from the business entity because the loan closed more than 90 days from last tax year.  Business transcripts and a business statement are missing for XXX.~SELLER - GENERAL COMMENT (2023/XX/25): Disagree. This is a Portfolio Express loan which is a low-doc loan for HFI UB to UB rate/term refi's with low risk. Non-QM loan program, see RLU-NA 502-3 which tates "In lieu of providing income documentation, the Borrower(s) signs IRS Form 4506-C for the most recent two (2) to three (3) years 1040s and UB obtains a copy of the Borrower's tax return transcripts. Income for qualifying is calculated from the tax return transcripts, when possible.". Tax transcripts are used to qualify for simplifcation of process with each REO not requied to be broken out due to history & validation of income from 3rd party/IRS.Port express RLU-NA section 502-3 states "In lieu of providing income documentation, the Borrower(s) signs IRS Form 4506-C for the most recent two (2) to three (3) years 1040s and UB obtains a copy of the Borrower's tax return transcripts. Income for qualifying is calculated from the tax return transcripts, when possible."~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~REVIEWER - GENERAL COMMENT (2023/XX/22): 4506T or Business Transcripts, a P& L Statement and Balance Sheet are missing.~SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): unable to locate the documents identified in finding.~REVIEWER - GENERAL COMMENT (2023/XX/22): 4506T or Business Transcripts, a P& L Statement and Balance Sheet are missing.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with missing P&L, but disagree with business transcripts as UB guidelines did not require business tax transcripts (only personal) - see RLU-NA 302-1.1.7~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~~GENERAL COMMENT (2023/XX/18): unable to locate the documents identified in finding.~~GENERAL COMMENT (2023/XX/18): unable to locate the documents identified in finding.~~GENERAL COMMENT (2023/XX/18): unable to locate the documents identified in finding.~~GENERAL COMMENT (2023/XX/18): 2016-2017 1040's validated by CPA with PTIN and typed signature - K1 in file evidences XXX holds 20% ownership in XXX - trust acts as passthrough for client as net business income featured on K1 matches income reported on Schedule E - no separate section III trust income reporting on Schedule E.~~GENERAL COMMENT (2023/XX/18): 2016-2017 1040's validated by CPA with PTIN and typed signature - K1 in file evidences XXX holds 20% ownership in XXX - trust acts as passthrough for client as net business income featured on K1 matches income reported on Schedule E - no separate section III trust income reporting on Schedule E.~~GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~~GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~~GENERAL COMMENT (2023/XX/25): Agree with missing P&L, but disagree with business transcripts as UB guidelines did not require business tax transcripts (only personal) - see RLU-NA 302-1.1.7~~GENERAL COMMENT (2023/XX/25): Agree with missing P&L, but disagree with business transcripts as UB guidelines did not require business tax transcripts (only personal) - see RLU-NA 302-1.1.7~~GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.~~GENERAL COMMENT (2023/XX/25): Disagree. This is a Portfolio Express loan which is a low-doc loan for HFI UB to UB rate/term refi's with low risk. Non-QM loan program, see RLU-NA 502-3 which tates "In lieu of providing income documentation, the Borrower(s) signs IRS Form 4506-C for the most recent two (2) to three (3) years 1040s and UB obtains a copy of the Borrower's tax return transcripts. Income for qualifying is calculated from the tax return transcripts, when possible.". Tax transcripts are used to qualify for simplifcation of process with each REO not requied to be broken out due to history & validation of income from 3rd party/IRS.Port express RLU-NA section 502-3 states "In lieu of providing income documentation, the Borrower(s) signs IRS Form 4506-C for the most recent two (2) to three (3) years 1040s and UB obtains a copy of the Borrower's tax return transcripts. Income for qualifying is calculated from the tax return transcripts, when possible."~~GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. UB guidelines (RLU-NA section 302-2.1.3) state Documentation Requirements for self-employed businesses: when ownership in a business is less than 25%, additional verification is not required. Borrower is not considered self-employed when ownership percentage is less than 25%. ~Additionally, Provided tax transcripts, as UB guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (RLU-NA section 302-1.1.7). Business tax return transcripts are not required, only personal tax returns must be validated via transcripts from IRS.~~GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
																																													TILA ATR/QM
14620398	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	ATR Fail	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2009		SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~REVIEWER - GENERAL COMMENT (2023/XX/21): VVOE was not provided. Exception remains open.~SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.									3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.~[3] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2016)~[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.~[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.~[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2016)~[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. ~[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower.

Federal Compliance - Check Loan Designation Match - ATR: Evidence a VVOE was performed within three business days prior to the note date is missing which resulted in a calculated Due Diligence Loan Designation of ATR fail.~Federal Compliance - General Ability To Repay Provision Employment - W-2: Evidence that a guideling required VVOE was performed within 10 business days of the Note date is missing for B1.~Federal Compliance - CHARM Booklet Disclosure Status: Evidence the CHARM Booklet, was provided to the borrower within three days of applciation is missing.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.~Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: The Loan Originator was not licensed/authorized to due business in California until 3/2018.~Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: The Loan Originator was not licensed/authorized to due business in California until 3/2018.~Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2016)~Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Cure of $XXX was provided for fee Increase.~Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Cure of $XXX was provided for fee Increase.

SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~REVIEWER - GENERAL COMMENT (2023/XX/21): Waterfall exception due to missing income documents which were not provided. Exception remains open.~SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.~SELLER - GENERAL COMMENT (2023/XX/18): B1 VVOE within 10 business days of Note date is missing~REVIEWER - GENERAL COMMENT (2023/XX/21): Waterfall exception due to missing income documents which were not provided. Exception remains open.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.~REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.~REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.~REVIEWER - CURED COMMENT (2023/XX/26): Sufficient Cure Provided within 60 Days of Closing~REVIEWER - CURED COMMENT (2023/XX/26): Sufficient Cure Provided within 60 Days of Closing

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~~GENERAL COMMENT (2023/XX/18): B1 VVOE within 10 business days of Note date is missing~~GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception~~GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception~~GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.~~GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
																																													TILA ATR/QM
14620338	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018)~[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2018). (Final/09/XX/2018)
																																								Federal Compliance - CHARM Booklet Disclosure Status: Required CHARM Booklet Disclosure document which is missing from the file.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower's receipt of the appraisal is missing.~Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge is under disclosed by $XXX. Unable to determine the cause of the under disclosure due to missing the final itemization of amount financed.					-
14620404	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Second Home	Refinance Rate/Term	Non QM	2	B	B	B	B
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] General - Flood Certificate Subject Address does not match Note address.~[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.~[3] Income Documentation - REO Documents are missing.: Address: XXX, Address: XXX, Address: XXX Statement~Statement~Statement~[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date 05/XX/2017; Disbursement Date: 05/XX/2017; Note Date: 05/XX/2017; Transaction Date: 05/XX/2017
																								E-sign Consent Agreement is missing.~Subject address is XXX . Flood certificate reflects XXX . Lender to provide corrected flood certificate reflecting subject address.~HOI coverage is insufficient by $XXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.~Mortgage Statement for property: XXX is missing.~Note date is 5/XX/2017, Insurance policy effective is on 5/XX/2017 which is after the note date.
SELLER - GENERAL COMMENT (2023/XX/18): mtg statement should not be required, credit bureau pulled 2-2017 and mtg pymt history was reflected through 2-2017 with no derog. HOI and Tax docs in file to support full PITIA on XXX~REVIEWER - GENERAL COMMENT (2023/XX/22): EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Statement~Statement~Statement~Statement~REVIEWER - GENERAL COMMENT (2023/XX/22): The payments on the credit report do not match up to the amounts disclosed on the 1003 and there is documentation for some of the properties indicating a recent refinance; however, verification of the PITI payments is still missing for XXX, XXX, and XXX.~REVIEWER - GENERAL COMMENT (2023/XX/22): EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Address: XXX, Address: XXX, Address: XXX, Address: XXX
																																		2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017)~[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.~[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2017 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/05/XX/2017)~[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2017)~[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2017)~[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing.

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal  delivered to borrower was not provided.~Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling is not within three business days of closing.~Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Adjustable Interest Rate Table provided does not match with actual minimum interest rate for the loan.~Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure not provided within three business days.~Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate not provided within four business days.~Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Credit Report fee.
																																									REVIEWER - CURED COMMENT (2023/XX/25): Sufficient Cure Provided At Closing	GENERAL COMMENT (2023/XX/18): mtg statement should not be required, credit bureau pulled 2-2017 and mtg pymt history was reflected through 2-2017 with no derog. HOI and Tax docs in file to support full PITIA on XXXXXXXXXX			-
14620391	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance Coverage Amount is insufficient. There is a shortfall of $XXX.										2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three days of application.~Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable-Rate Mortgages, CHARM Booklet, not provided to the borrower.	REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.				-
14620342	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.~[3] Application / Processing - Missing Document: Verification of Identification not provided	Insurance on Dwelling $XXX plus 25% $XXX leaving a Shortfall of $XXX										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Application / Processing - Missing Document: Missing Lender's Initial 1003~[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.~[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2019 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:XXX)~[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2019 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:XXX)~[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2019 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:XXX)~[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:XXX)~[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2019). (Final/06/XX/2019)~[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 13,193.97 on Final Closing Disclosure provided on 06/XX/2019 are underdisclosed (Final/06/XX/2019)

Federal Compliance - CHARM Booklet Disclosure Status: Charm Booklet not located in file.~Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Evidence the disclosure was provided to the Borrower within three days of application is missing.~Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The amount of estimated taxes and insurance, $XXX x 12 = $XXX.  The amount of property costs over year one disclosed on page 4 of the final CD is $XXX.   It appears the amount disclosed on page one is rounded up.~Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The amount of estimated taxes and insurance, $XXX x 12 = $XXX.  The amount of property costs over year one disclosed on page 4 of the final CD is $XXX.   It appears the amount disclosed on page one is rounded up.~Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The amount of estimated taxes and insurance, $XXX x 12 = $XXX.  The amount of property costs over year one disclosed on page 4 of the final CD is $XXX.   It appears the amount disclosed on page one is rounded up.~Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The amount of estimated taxes and insurance, $XXX x 12 = $XXX.  The amount of property costs over year one disclosed on page 4 of the final CD is $XXX.   It appears the amount disclosed on page one is rounded up.~Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $XXX. Calculated Finance Charges are $XXX.  There is a variance of $XXX.  A lump sum credit was issued by the Lender.~Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: The amount of estimated taxes and insurance, $XXX x 12 = $XXX.  The amount of property costs over year one disclosed on page 4 of the final CD is $XXX.   It appears the amount disclosed on page one is rounded up.
																																									REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.~REVIEWER - GENERAL COMMENT (2023/XX/29): Missing Initial signed/dated 1003.~REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.				-
14620358	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Non QM	1	A	A	A	A						[3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 12/XX/2016	Condo warranty form is not available in file.										1	A	A	A	A	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. XXX	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: COC for increased Credit Report fees on initial CD dated 12/XX/2016 is not available in file.	REVIEWER - CURED COMMENT (2023/XX/26): Sufficient Cure Provided At Closing				-
14620361	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017)~[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.~[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2017). (Final/09/XX/2017)~[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2017)~[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.

Federal Compliance - CHARM Booklet Disclosure Timing: Consumer Handbook of Adjustable Rate Mortgages disclosure was provided on 08/XX/2017. The loan initial application date is 07/XX/2017. The disclosure was not provided within 3 business days.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.~Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: File is missing a copy of Initial Escrow Account Disclosure.~Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final closing disclosure dated 09/XX/2017 disclosed a finance Charge of $XXX Calculated finance charge is $XXX creating variance of -$XXX.~Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.~Federal Compliance - TRID Lender Credit Tolerance Violation: Credit Report Fee was last disclosed as -$XXX on Loan Estimate but disclosed as -$XXX on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, nor cure provided at closing.
																																													-
14620360	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Non QM	3	C	C	C	C						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Replacement cost estimator for insufficient coverage not in file										3	C	C	C	C
[3] Federal Compliance - Federal LO Compensation Dual Compensation Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Federal LO Compensation Dual Compensation Dodd Frank Test: Loan Originator Compensation is paid to broker by Lender as well as paid to lender by borrower~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid change of circumstance for this fee, cure provided at closing.
																																													TILA SOL Expired
14620408	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Investment	Refinance Rate/Term	N/A	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-
14620359	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2017	E-sign Consent Agreement is missing in the file.~Condo project approval is missing.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)~[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2017).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/06/XX/2017)
																																								Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet is missing in the file.~Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on 06/XX/2017 disclosed Total of Payments as $XXX However Calculated Total of Payments for the loan is $XXX, Variance is of -$XXX.					-
14620417	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Non QM	3	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	All the data inputs are verified by audit and guideline PITIA months reserves is 6.										3	B	B	B	B
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2020 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/06/XX/2020)~[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2020 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/06/XX/2020)~[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2020)~[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 06/XX/2020 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/06/XX/2020)~[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2020)~[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 05/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/05/XX/2020)~[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 06/XX/2020 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation~[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2020)

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Maximum Payment of $XXX has been captured from Final Closing Disclosure provided on 06/XX/2020 and Loan Term is 30 years with 5 Years Interest Only, 5/1 Adjustable Rate.~Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided on 06/XX/2020 disclosed maximum amount of $XXX in 8 years.~Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing in the file.~Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Maximum Payment of $XXX has been captured from Final Closing Disclosure provided on 06/XX/2020 and Loan Term is 30 years with 5 Years Interest Only, 5/1 Adjustable Rate.~Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated 06/XX/2020 doesn't have sign and date.~Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Initial Loan Estimate signed date is captured as per document which is 05/XX/2020 and E-sign Consent Agreement date is captured as per document which is 05/XX/2020.~Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: All the data are captured as per Final Closing Disclosure provided on 06/XX/2020 including signature date of 06/XX/2020.~Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate provided on 06/XX/2020 doesn't have sign and date.
																																													TRID SOL Expired
14620389	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.~[3] General - Missing Document: 1007 Rent Comparison Schedule not provided	Dwelling coverage insufficient and a Replacement cost estimator not provided.~Rent comparison document not provided.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2014)~[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.~[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence borrower provided with a copy of valuations to applicant three (3) business days prior to consummation.~Federal Compliance - FACTA Disclosure Missing: Facta Disclosure not provided.~Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not provided.	REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial application.				-
14620406	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	The file was missing a copy of E-sign consent agreement.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)~[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 07/XX/2017 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/07/XX/2017)~[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 07/XX/2017 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/07/XX/2017)

Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.~Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Adjustable Payment Table: Final Closing Disclosure provided on 07/XX/2017 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.~Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided on 07/XX/2017 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
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14620415	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2007	E-Sign Consent Agreement is missing from file.~Verbal Verification of Employment was not completed within 10 days of closing as required per the guidelines.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.~[2] Federal Compliance - CHARM Booklet Provided Through Home Loan Toolkit: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet provided to the borrower through Home Loan Toolkit.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2018)~[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/Partnership)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. ~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.

Federal Compliance - ARM Disclosure Timing Test: Available ARM disclosure is not within 3 days of application date.~Federal Compliance - CHARM Booklet Provided Through Home Loan Toolkit: CHARM booklet is missing in file.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Right to receive copy of appraisal is not received to borrower within 3 business days prior to closing for primary appraisal 05/XX/2018.~Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay due to  Self Employed Tax Returns - The business or personal tax returns ('2016) provided are not the most recent for year Loan ('2018).~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Service Charges Fee was not disclosed on LE but disclosed as $XXX on Final Closing Disclosure dated 6/XX/2018.  Insufficient or no cure was provided to the borrower.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Re-Issue Fee was not disclosed on LE but disclosed as $XXX on Final Closing Disclosure dated 6/XX/2018.  Insufficient or no cure was provided to the borrower.
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14620385	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.~[3] Income Documentation - REO Documents are missing.: Address: XXX Insurance Verification	There is a coverage shortfall of $XXX.	SELLER - GENERAL COMMENT (2023/XX/18): Disagree; Property is a condo. Insurance is included in monthly HOA due of $XXX. Evidence of HOA due is in DocVelocity/file of record.~REVIEWER - GENERAL COMMENT (2023/XX/18): The HOA documentation in the file does not indicate that insurance is included. Verification would be required. Condition remains.									2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.~[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.~[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2019)
																																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence the borrower received the Closing Disclosure three business days prior to closing.		GENERAL COMMENT (2023/XX/18): Disagree; Property is a condo. Insurance is included in monthly HOA due of $XXX. Evidence of HOA due is in DocVelocity/file of record.			-
14620384	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Investment	Refinance Rate/Term	N/A	2	B	B	B	B
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 81.42375% exceeds Guideline total debt ratio of 43.00000%.~[3] Income Documentation - REO Documents are missing.: Address: XXX, Address: XXX, Address: XXX, Address: XXX, Address: XXX Insurance Verification, Tax Verification~Insurance Verification, Tax Verification~Insurance Verification, Tax Verification~Insurance Verification, Tax Verification~Insurance Verification, Tax Verification
																								E-sign Consent Agreement is missing.~Discrepancy appears to be due to the rental calculations.~Tax & Insurance verification missing for below REO properties:~XXX~XXX~XXX~XXX~XXX										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-
14620383	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2018	Lender to provide executed copy of E-sign Consent Agreement.~Lender to provide verbal verification of employment dated within 10 business days prior to closing for borrowers current employer.	REVIEWER - GENERAL COMMENT (2023/XX/02): VVOE dated 08/XX/2018 was provided which is same as was already provided, which is not within 10 business days of the note date of 09/XX/2018.									2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2018)~[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.~[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2018)~[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 09/XX/2018 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation

Federal Compliance - ARM Disclosure Timing Test: Evidence the disclosure was provided to the Borrower within three days of the application date is missing.~Federal Compliance - CHARM Booklet Disclosure Status: Lender to provide.~Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of receipt of appraisal not provided.~Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Lender to provide executed copy of List of Homeownership Counseling Organizations.~Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure 09/XX/2018 was issued less than 6 days prior to closing dated 09/XX/18 and evidence of earlier receipt was not provided.~Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Evidence of receipt not provided.
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14620367	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement~[3] Appraisal Documentation - Missing Document: Appraisal not provided	E-sign Consent Agreement is missing.~Per the Non Agency 1/XX/2020 guidelines, the use of drive-by appraisals in lieu of full appraisals was currently suspended. Loan file only contains a 2055 drive-by (exterior only) report; however, a full appraisal was required.										2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003~[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/05/XX/2020)~[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2020)

Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing signed and dated initial 1003, reflecting the 4/XX/2020 application date.~Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Initial CD was issued to borrower prior to Revised LE. Revised Loan Estimate issued on 05/XX/2020, however Initial Closing Disclosure was issue on 05/XX/2020.~Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on 05/XX/2020 not received by borrower at least four (4) business days prior to closing.
																																									REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.				-
14620390	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: XXX~Disaster Declaration Date: 04/XX/2023		BUYER - GENERAL COMMENT (2023/XX/31): Utilize updated BPO to access no damage at property~REVIEWER - GENERAL COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage.~REVIEWER - RE-GRADED COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage.									2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.~[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.~[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.~[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

Federal Compliance - ARM Disclosure Compliant Test: Unable to determine if ARM loan program disclosure is compliant because it is not signed or dated.~Federal Compliance - ARM Disclosure Timing Test: Evidence that the ARM Disclosure was provided to the Borrower within three days of application is missing.~Federal Compliance - CHARM Booklet Disclosure Status: Evidence the Consumer Handbook on Adjustable-Rate Mortgages was provided to the Borrower within three days of application is missing.~Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: The final GFE reflects existence of an escrow account, but taxes and insurance were not escrowed.~Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): The TIL reflects maximum during first 5 years date of 10/XX/2015, but should reflect 11/XX/2015.

Borrower has been employed in the same industry for more than 5 years.~~Borrower has owned the subject property for at least 5 years.~~Borrower has worked in the same position for more than 3 years.~~Borrower's monthly mortgage payment has decreased by at least 20%.~~Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.~~Property inspected post disaster but pre-FEMA declaration of disaster end date.~~The qualifying DTI on the loan is at least 10% less than the guideline maximum.~~The refinance has decreased the borrower's monthly debt payments by 20% or more.
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14620400	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	Non QM	2	B	B	B	B						[3] Income Documentation - REO Documents are missing.: Address: XXX, WA Insurance Verification, Tax Verification	Tax Certificate and Insurance document is missing on file for property address XXX.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.~[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2016)~[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2016)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet, not provided to the borrower.~Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.~Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on loan estimate issued 04/XX/2023 with no valid change evident.
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14620412	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Primary	Purchase	ATR Risk	3	C	C	C	C						[3] Missing Document - File does not contain documentation form lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2018~[3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only~[3] Income Documentation - Income documentation requirements not met.~[3] Income Documentation - REO Documents are missing.: Address: XXX HOA Verification	No HOA questionnaire document in the file.~VOEs are missing for former employment.~Two year employment history is required to be verified. Missing VOE for borrower's prior employment.
REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.~SELLER - GENERAL COMMENT (2023/XX/18): same as above. Dispute: Final paystub for XXX was provided as of 9/XX/17 which matches 1003, plus 2016 W2. Since he didn't work there any longer at the time of closing, additional VOE wasn't required. Current VOE from XXX. is in file.~REVIEWER - GENERAL COMMENT (2023/XX/18): Per the lender guides, section 303-1.3, The Borrower's employment and income history are verified, according to documentation processing requirements, for two (2) full, consecutive years preceding the application date. There is no evidence in the file of the borrower's prior job employment dates.~SELLER - GENERAL COMMENT (2023/XX/25): Disagree; per UB Guidelines RLU-NA 302-1.7: "Generally, a verification of employment is only required for the Borrower's current employer. However, if the Borrower had an employment gap in the (2) years preceding the application date and additional documentation is needed to support stability of income, the Underwriter may request a VOE from the Borrower's previous employer(s)."  It is of note that this is at the discretion of the underwriter as it states 'may request' and it is not a requirement.  Additionally, borrower did not have a gap of employment 30+ days in the 2 years preceeding the application date, only one change of employer during that time.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Unable to document and verify the Borrower consecutive 24 month employment history.  Exception remains.~REVIEWER - GENERAL COMMENT (2023/XX/27): VVOE for current employment was provided. Still missing VVOE for previous employment with XXX and XXX. Condition remains.~REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.~SELLER - GENERAL COMMENT (2023/XX/18): Dispute: Final paystub for XXX was provided as of 9/XX/17 which matches 1003, plus 2016 W2. Since he didn't work there any longer at the time of closing, additional VOE wasn't required. Current VOE from XXX Inc. is in file.~REVIEWER - GENERAL COMMENT (2023/XX/18): Per the lender guides, section 303-1.3, The Borrower's employment and income history are verified, according to documentation processing requirements, for two (2) full, consecutive years preceding the application date. There is no evidence in the file of the borrower's prior job employment dates.~SELLER - GENERAL COMMENT (2023/XX/25): Disagree; per UB Guidelines RLU-NA 302-1.7: "Generally, a verification of employment is only required for the Borrower's current employer. However, if the Borrower had an employment gap in the (2) years preceding the application date and additional documentation is needed to support stability of income, the Underwriter may request a VOE from the Borrower's previous employer(s)."  It is of note that this is at the discretion of the underwriter as it states 'may request' and it is not a requirement.  Additionally, borrower did not have a gap of employment 30+ days in the 2 years preceeding the application date, only one change of employer during that time.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided.- Unable to document and verify the Borrower consecutive 24 month employment history.  Exception remains~SELLER - GENERAL COMMENT (2023/XX/18): Concur: Unable to locate HOA statement in file.~REVIEWER - GENERAL COMMENT (2023/XX/18): There were no documents provided to verify the HOA dues on this property. Condition remains.~SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																		3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.~[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.~[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)~[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.~[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.~[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

Federal Compliance - Check Loan Designation Match - ATR Risk: Missing VOE for borrower's prior employment to verify 2 year employment history, resulting in a Loan Designation discrepancy.~Federal Compliance - General Ability To Repay Provision Investor Guidelines: Missing VOE for borrower's prior employment to verify 2 year employment history, resulting in a Loan Designation discrepancy.~Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Missing VOE for borrower's prior employment to verify 2 year employment history.~Federal Compliance - ARM Disclosure Timing Test: Disclosure was provided on 1/XX/2018, not within 3 days of application, 1/XX/2018.~Federal Compliance - CHARM Booklet Disclosure Timing: Disclosure was provided on 1/XX/2018, not within 3 days of application, 1/XX/2018.~Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a fully executed initial 1003

REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.~SELLER - GENERAL COMMENT (2023/XX/18): same as above. Dispute: Final paystub for XXX was provided as of 9/XX/17 which matches 1003, plus 2016 W2. Since he didn't work there any longer at the time of closing, additional VOE wasn't required. Current VOE from XXX Inc. is in file.~REVIEWER - GENERAL COMMENT (2023/XX/18): Per the lender guides, section 303-1.3, The Borrower's employment and income history are verified, according to documentation processing requirements, for two (2) full, consecutive years preceding the application date. There is no evidence in the file of the borrower's prior job employment dates.~SELLER - GENERAL COMMENT (2023/XX/25): Disagree; per UB Guidelines RLU-NA 302-1.7: "Generally, a verification of employment is only required for the Borrower's current employer. However, if the Borrower had an employment gap in the (2) years preceding the application date and additional documentation is needed to support stability of income, the Underwriter may request a VOE from the Borrower's previous employer(s)."  It is of note that this is at the discretion of the underwriter as it states 'may request' and it is not a requirement.  Additionally, borrower did not have a gap of employment 30+ days in the 2 years preceeding the application date, only one change of employer during that time.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided.- Unable to document and verify the Borrower consecutive 24 month employment history.  Exception remains~BUYER - GENERAL COMMENT (2023/XX/12): ATR related docs~REVIEWER - GENERAL COMMENT (2023/XX/13): Document uploaded is the final title and does not address the ATR issue. Exception remains~REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.~SELLER - GENERAL COMMENT (2023/XX/18): same as above. Dispute: Final paystub for XXX was provided as of 9/XX/17 which matches 1003, plus 2016 W2. Since he didn't work there any longer at the time of closing, additional VOE wasn't required. Current VOE from XXX Inc. is in file.~REVIEWER - GENERAL COMMENT (2023/XX/18): Per the lender guides, section 303-1.3, The Borrower's employment and income history are verified, according to documentation processing requirements, for two (2) full, consecutive years preceding the application date. There is no evidence in the file of the borrower's prior job employment dates.~SELLER - GENERAL COMMENT (2023/XX/25): Disagree; per UB Guidelines RLU-NA 302-1.7: "Generally, a verification of employment is only required for the Borrower's current employer. However, if the Borrower had an employment gap in the (2) years preceding the application date and additional documentation is needed to support stability of income, the Underwriter may request a VOE from the Borrower's previous employer(s)."  It is of note that this is at the discretion of the underwriter as it states 'may request' and it is not a requirement.  Additionally, borrower did not have a gap of employment 30+ days in the 2 years preceeding the application date, only one change of employer during that time.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Unable to document and verify the Borrower consecutive 24 month employment history.  Exception remains.~REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.~SELLER - GENERAL COMMENT (2023/XX/18): same as above. Dispute: Final paystub for XXX was provided as of 9/XX/17 which matches 1003, plus 2016 W2. Since he didn't work there any longer at the time of closing, additional VOE wasn't required. Current VOE from XXX is in file.~REVIEWER - GENERAL COMMENT (2023/XX/18): Per the lender guides, section 303-1.3, The Borrower's employment and income history are verified, according to documentation processing requirements, for two (2) full, consecutive years preceding the application date. There is no evidence in the file of the borrower's prior job employment dates.~SELLER - GENERAL COMMENT (2023/XX/25): Disagree; per UB Guidelines RLU-NA 302-1.7: "Generally, a verification of employment is only required for the Borrower's current employer. However, if the Borrower had an employment gap in the (2) years preceding the application date and additional documentation is needed to support stability of income, the Underwriter may request a VOE from the Borrower's previous employer(s)."  It is of note that this is at the discretion of the underwriter as it states 'may request' and it is not a requirement.  Additionally, borrower did not have a gap of employment 30+ days in the 2 years preceeding the application date, only one change of employer during that time.~REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Unable to document and verify the Borrower consecutive 24 month employment history.  Exception remains.

GENERAL COMMENT (2023/XX/18): same as above. Dispute: Final paystub for XXX was provided as of 9/XX/17 which matches 1003, plus 2016 W2. Since he didn't work there any longer at the time of closing, additional VOE wasn't required. Current VOE from XXX is in file.~~GENERAL COMMENT (2023/XX/18): Concur: Unable to locate HOA statement in file.~~GENERAL COMMENT (2023/XX/18): same as above. Dispute: Final paystub for XXX was provided as of 9/XX/17 which matches 1003, plus 2016 W2. Since he didn't work there any longer at the time of closing, additional VOE wasn't required. Current VOE from XXX is in file.~~GENERAL COMMENT (2023/XX/18): same as above. Dispute: Final paystub for XXX was provided as of 9/XX/17 which matches 1003, plus 2016 W2. Since he didn't work there any longer at the time of closing, additional VOE wasn't required. Current VOE from XXX. is in file.~~GENERAL COMMENT (2023/XX/18): same as above. Dispute: Final paystub for XXX was provided as of 9/XX/17 which matches 1003, plus 2016 W2. Since he didn't work there any longer at the time of closing, additional VOE wasn't required. Current VOE from XXX is in file.~~GENERAL COMMENT (2023/XX/18): Dispute: Final paystub for XXX was provided as of 9/XX/17 which matches 1003, plus 2016 W2. Since he didn't work there any longer at the time of closing, additional VOE wasn't required. Current VOE from XXX is in file.~~GENERAL COMMENT (2023/XX/25): Disagree; per UB Guidelines RLU-NA 302-1.7: "Generally, a verification of employment is only required for the Borrower's current employer. However, if the Borrower had an employment gap in the (2) years preceding the application date and additional documentation is needed to support stability of income, the Underwriter may request a VOE from the Borrower's previous employer(s)."  It is of note that this is at the discretion of the underwriter as it states 'may request' and it is not a requirement.  Additionally, borrower did not have a gap of employment 30+ days in the 2 years preceeding the application date, only one change of employer during that time.~~GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.~~GENERAL COMMENT (2023/XX/25): Disagree; per UB Guidelines RLU-NA 302-1.7: "Generally, a verification of employment is only required for the Borrower's current employer. However, if the Borrower had an employment gap in the (2) years preceding the application date and additional documentation is needed to support stability of income, the Underwriter may request a VOE from the Borrower's previous employer(s)."  It is of note that this is at the discretion of the underwriter as it states 'may request' and it is not a requirement.  Additionally, borrower did not have a gap of employment 30+ days in the 2 years preceeding the application date, only one change of employer during that time.~~GENERAL COMMENT (2023/XX/25): Disagree; per UB Guidelines RLU-NA 302-1.7: "Generally, a verification of employment is only required for the Borrower's current employer. However, if the Borrower had an employment gap in the (2) years preceding the application date and additional documentation is needed to support stability of income, the Underwriter may request a VOE from the Borrower's previous employer(s)."  It is of note that this is at the discretion of the underwriter as it states 'may request' and it is not a requirement.  Additionally, borrower did not have a gap of employment 30+ days in the 2 years preceeding the application date, only one change of employer during that time.~~GENERAL COMMENT (2023/XX/25): Disagree; per UB Guidelines RLU-NA 302-1.7: "Generally, a verification of employment is only required for the Borrower's current employer. However, if the Borrower had an employment gap in the (2) years preceding the application date and additional documentation is needed to support stability of income, the Underwriter may request a VOE from the Borrower's previous employer(s)."  It is of note that this is at the discretion of the underwriter as it states 'may request' and it is not a requirement.  Additionally, borrower did not have a gap of employment 30+ days in the 2 years preceeding the application date, only one change of employer during that time.~~GENERAL COMMENT (2023/XX/25): Disagree; per UB Guidelines RLU-NA 302-1.7: "Generally, a verification of employment is only required for the Borrower's current employer. However, if the Borrower had an employment gap in the (2) years preceding the application date and additional documentation is needed to support stability of income, the Underwriter may request a VOE from the Borrower's previous employer(s)."  It is of note that this is at the discretion of the underwriter as it states 'may request' and it is not a requirement.  Additionally, borrower did not have a gap of employment 30+ days in the 2 years preceeding the application date, only one change of employer during that time.
																																													TILA ATR/QM
14620399	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Second Home	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2016)~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. ~[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.
																																								Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file showing borrower received copy of appraisal.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure for borrower provided in file.~Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure for borrower provided in file.					-
14620374	XXX	XXX	XXX		XXX	$XXX	XXX	XXX	XXX	Investment	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2014)~[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.~[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
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